                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


               Investment Company Act File Number: 811-04015
                                                   ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Maureen A. Gemma
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                   October 31
                                   ----------
                            Date of Fiscal Year End

                                October 31, 2008
                                ----------------
                            Date of Reporting Period

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

ITEM 1. REPORTS TO STOCKHOLDERS.

      [EV logo]
EATON VANCE(R)
-------------------
Managed Investments

[graphic omitted]

Annual Report October 31, 2008


                                  EATON VANCE
                                   STRUCTURED
                                    EMERGING
                                    MARKETS
                                      FUND

                     IMPORTANT NOTICES REGARDING PRIVACY,
                      DELIVERY OF SHAREHOLDER DOCUMENTS,
                     PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                         -----------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                         -----------------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                         -----------------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[Photo of Thomas Seto]
Thomas Seto
Parametric Portfolio
Associates LLC
Co-Portfolio Manager

[Photo of David Stein, Ph.D.]
David Stein, Ph.D.
Parametric Portfolio
Associates LLC
Co-Portfolio Manager

Economic and Market Conditions

o Emerging markets generated significant losses during the year ended October 31, 2008, as evidenced by the Morgan Stanley Capital International (MSCI) Emerging Markets Index (the "Index") return of -56.35%. China led the declines, on worries about the effect that the global economic slowdown would have on manufacturing and exports. Russia, Turkey, India, Peru and Hungary all had declines greater than -60%. Sharply negative returns occurred in many of the countries in the MSCI Emerging Markets Index, with 21 countries showing losses greater than -40% and 15 declining more than -50%.(2)

o In the first half of the Fund's fiscal year, the returns of China, India and South Korea within the MSCI Emerging Markets Index were -27.1%, -14.5% and -17.0%, respectively. At the beginning of 2008, anxiety over a potential U.S. recession severely influenced equity returns in India, which declined -27.0% in the first quarter of 2008, and South Korea, which declined by -13.1% during the same three-month period. In the second half of the Fund's fiscal year, plunging oil prices hurt commodity-based markets such as Russia and Brazil, and the unraveling global credit crisis took a heavy toll on emerging markets countries throughout the world. Investors sought refuge in the safest investments, such as short-term U.S. Treasuries.


Management Discussion

o During the year ended October 31, 2008, despite showing losses, the Fund outperformed its benchmark, the MSCI Emerging Markets Index, as well as the average return of the Lipper Emerging Markets Funds classification.(2) In the face of significant investor uncertainty around the world, the Fund's broadly diversified country allocation strategy, combined with management's rebalancing discipline, was beneficial to Fund performance.

o Looking at individual countries, the greatest contribution to the Fund's outperformance came from China, in which the Fund was significantly underweighted relative to the Index. In Morocco, Czech Republic and Qatar -- all of which outperformed relative to the Index -- the Fund was overweighted relative to the Index, benefiting performance. The Fund's overweight to Argentina detracted from returns, as did an overweight to poor-performing Romania and an underweight to Brazil, which had only single-digit losses for the period.

o In terms of industry sector performance, the financials sector was the Fund's largest contributor to outperformance of the Index during the period, followed by Fund positions in the energy, industrials, materials and telecommunication services sectors. Information technology stocks detracted the most from relative performance, followed by investments in the consumer discretionary sector.


Eaton Vance Structured Emerging Markets Fund
Total Return Performance 10/31/07 - 10/31/08

------------------------------------------------------
Fund - Class A(1)                               -52.10%
Fund - Class C(1)                               -52.50
Fund - Class I(1)                               -51.99
MSCI Emerging Markets Index(2)                  -56.35
Lipper Emerging Markets Funds Average(2)        -57.30

See page 3 for more performance information.
------------------------------------------------------

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent expense limitations by the adviser, the sub-adviser and the administrator, the returns would be lower.

(2) It is not possible to invest directly in an Index or a Lipper
    Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.


-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Absent expense limitations by the adviser, the sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.
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Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund's current or future investments and may change due to active management.
-------------------------------------------------------------------------------

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008

PORTFOLIO COMPOSITION

Regional Weightings(1)
-------------------------------------------------------------------------------
By total long-term investments

Asia/Pacific                            38.8%
Emerging Europe                         22.4%
Latin America                           19.5%
Middle East/Africa                      19.3%

(1) As a percentage of the Fund's total long-term investments as of 10/31/08.

Sector Weightings(2)
-------------------------------------------------------------------------------
By net assets

Financials                              23.4%
Telecommunication Services              16.2%
Energy                                  10.8%
Consumer Staples                         9.7%
Industrials                              9.4%
Materials                                9.3%
Consumer Discretionary                   6.4%
Utilities                                5.3%
Information Technology                   3.8%
Diversified                              3.6%
Investment Funds                         1.5%

(2) As a percentage of the Fund's net assets as of 10/31/08. Excludes cash equivalents.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class A of the Fund with that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged index of common stocks traded in emerging markets and available to foreign investors. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A and the MSCI Emerging Markets Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

PERFORMANCE(1)                   Class A         Class C         Class I
Share Class Symbol                EAEMX           ECEMX           EIEMX
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                         -52.10%         -52.50%         -51.99%
Life of Fund+                     -7.26           -8.00           -7.08

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                         -54.86%         -52.97%         -51.99%
Life of Fund+                     -9.58           -8.00           -7.08

  + Inception Dates For All Share Classes: 6/30/06

(1) Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge
    (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge and, for Class C, reflect a 1% CDSC for the first year. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares are offered to certain investors at net asset value. Absent expense limitations by the adviser, the sub-adviser and the administrator, the returns would be lower.

TOTAL ANNUAL
OPERATING EXPENSES(2)           Class A         Class C         Class I
----------------------------------------------------------------------------
Gross Expense Ratio              2.04%           2.79%           1.79%
Net Expense Ratio                1.52            2.27            1.27

(2) Source: Prospectus dated 3/1/08. Net expense ratio reflects a contractual expense limitation that continues through February 28, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation performance would have been lower.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Absent expense limitations by the adviser, the sub-adviser and the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Structured Emerging Markets Fund, Class A vs. the Morgan Stanley Capital International (MSCI) Emerging Markets Index*

June 30, 206 - October 31, 208

                     Eaton Vance                          Eaton Vance Structured
                Structured Emerging                       Emerging Markets Fund,
                   Markets Fund,         MSCI Emerging     Class A, including
                      Class A            Markets Index    maximum sales charge

 6/30/2006           $10,000                $ 9,425               $10,000
10/31/2006            11,150                 10,509                10,986
10/31/2007            17,500                 16,494                18,437
10/31/2008             8,383                  7,901                 8,048

* Source: Thomson Financial. Class A of the Fund commenced investment operations on 6/30/06.

A $10,000 hypothetical investment at net asset value in Class C shares and Class I shares on 6/30/06 (inception date) would have been valued at $8,227 and $8,422, respectively, on 10/31/08. It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 - October 31, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


Eaton Vance Structured Emerging Markets Fund
                   Beginning             Ending               Expenses Paid
                 Account Value        Account Value           During Period*
                   (5/1/08)            (10/31/08)          (5/1/08 - 10/31/08)

Actual

Class A            $1,000.00            $519.40                  $5.73**
Class C            $1,000.00            $517.40                  $8.58**
Class I            $1,000.00            $520.30                  $4.78**

Hypothetical

(5% return per year before expenses)
Class A            $1,000.00          $1,017.60                  $7.61**
Class C            $1,000.00          $1,013.80                 $11.39**
Class I            $1,000.00          $1,018.90                  $6.34**

 * Expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2008.
** Absent an expense limitation by the investment adviser, the sub-adviser and the administrator, expenses would be higher.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008

PORTFOLIO OF INVESTMENTS

Common Stocks -- 97.9%

Security                                                           Shares           Value
------------------------------------------------------------------------------------------------
Argentina -- 1.6%
------------------------------------------------------------------------------------------------
Banco Macro SA (Class "B" Shares) (ADR)                               80,650        $    568,583
BBVA Banco Frances SA (ADR)                                           25,300              65,780
Cresud SA (ADR)                                                       70,800             356,832
Grupo Financiero Galicia SA (Class "B" Shares) (ADR)(a)               88,700             158,773
IRSA Inversiones y Representaciones SA (GDR)(a)                       14,500              52,055
MercadoLibre, Inc.(a)                                                 30,600             418,302
Molinos Rio de la Plata SA (Class "B" Shares)(a)                       9,200              24,178
Petrobras Energia Participaciones SA (ADR)                            71,400             443,394
Telecom Argentina SA (Class "B" Shares) (ADR)(a)                     152,660             888,481
Tenaris SA (ADR)                                                     127,700           2,629,343
Transportadora de Gas del Sur SA (ADR)                                50,000              75,000
------------------------------------------------------------------------------------------------
                                                                                    $  5,680,721
------------------------------------------------------------------------------------------------
Botswana -- 0.3%
------------------------------------------------------------------------------------------------
Barclays Bank of Botswana                                            223,650        $    225,646
Botswana Insurance Holdings Ltd.                                     108,490             142,083
First National Bank of Botswana                                      520,400             195,775
Letshego                                                              48,200              95,000
Standard Chartered Bank                                              126,620             301,685
------------------------------------------------------------------------------------------------
                                                                                    $    960,189
------------------------------------------------------------------------------------------------
Brazil -- 6.8%
------------------------------------------------------------------------------------------------
AES Tiete SA                                                           4,400        $     22,645
AES Tiete SA (PFD Shares)                                              9,600              59,421
All America Latina Logistica (PFD Shares)                             13,000              60,605
American Banknote SA                                                   4,700              23,386
Anhanguera Educacional Participacoes SA                                4,800              35,427
Aracruz Celulose SA (PFD Shares)                                      15,600              18,433
B2W Compania Global do Varejo                                         16,970             217,755
Banco Bradesco SA                                                     16,374             158,714
Banco Bradesco SA (PFD Shares)                                       115,984           1,343,198
Banco do Brasil SA                                                    25,000             170,436
Banco Itau Holding Financeira SA                                       4,500              41,770
Banco Itau Holding Financeira SA (PFD Shares)                        101,300           1,089,448
Banco Nossa Caixa SA                                                   1,400              20,872
BM&F Bovespa SA                                                       90,251             241,197
BR Malls Participacoes SA(a)                                           5,400              19,940
Bradespar SA (PFD Shares)                                             31,500             284,976
Brasil Telecom Participacoes SA                                        7,100             152,389
Brasil Telecom Participacoes SA (PFD Shares)                          36,500             261,809
Brasil Telecom SA (PFD Shares)                                        26,600             154,456
Braskem SA (PFD Shares)                                               11,460              49,775
Centrais Eletricas Brasileiras SA                                     11,200             135,703
Centrais Eletricas Brasileiras SA (Class "B" Shares) (PFD
Shares)                                                               46,600             503,319
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD
Shares)                                                               24,560             379,651
Cia de Bebidas das Americas (PFD Shares)                              27,747           1,165,464
Cia de Companhia de Concessoes Rodoviarias (CCR)                      22,000             217,309
Cia de Saneamento Basico do Estado
de Sao Paulo                                                          11,120             128,318
Cia de Saneamento de Minas Gerais -
Copasa MG                                                              3,900              24,374
Cia de Transmissao de Energia Eletrica Paulista (PFD
Shares)                                                                8,800             166,536
Cia Energetica de Minas Gerais (PFD Shares)                           39,704             604,769
Cia Energetica de Sao Paulo (PFD Shares)                              17,500              80,775
Cia Paranaense de Energia-Copel (PFD Shares)                          27,100             298,331
Cia Providencia Industria e Comercio SA                               14,900              22,352
Cia Siderurgica Nacional SA (CSN)                                     31,600             418,757
Cia Vale do Rio Doce                                                  47,300             619,823
Cia Vale do Rio Doce (PFD Shares)                                    171,740           2,013,476
Contax Participacoes SA (PFD Shares)                                   1,910              24,667
Cosan SA Industria e Comercio(a)                                       8,600              41,879
CPFL Energia SA                                                        6,400              94,235
Cyrela Brazil Realty SA                                               46,000             225,063
Diagnosticos da America SA                                             3,800              44,025
Duratex SA (PFD Shares)                                               15,400             134,630
Eletropaulo Metropolitana SA (Class "B" Shares) (PFD
Shares)                                                               26,280             330,547
Empresa Brasileira de Aeronautica SA                                 104,100             540,561
Estacio Participacoes SA                                              13,900              88,860
Fertilizantes Fosfatados SA (PFD Shares)                               4,800              25,678
Gafisa SA                                                              9,300              65,506
Gerdau SA                                                              5,000              27,464
Gerdau SA (PFD Shares)                                                43,000             277,868
Gol Linhas Aereas Inteligentes SA (PFD Shares)                         4,600              19,916
GVT Holding SA(a)                                                      5,300              57,514
IdeiasNet SA(a)                                                       14,900              17,056
Industrias Romi SA                                                     6,600              20,106
Investimentos Itau SA (PFD Shares)                                   271,606             902,637
IronX Mineracao SA(a)                                                  4,000              52,453
Itausa-Investimentos Itau SA                                          11,200              59,451
JBS SA                                                                73,400             133,824
Klabin SA (PFD Shares)                                                13,200              21,568
LLX Logistica SA(a)                                                    4,000               1,459
Localiza Rent a Car SA                                                 5,100              20,362
Lojas Americanas SA (PFD Shares)                                      58,370             160,575
Lojas Renner SA                                                       17,700             128,267
Lupatech SA(a)                                                         3,700              31,595
M Dias Branco SA                                                       4,300              32,153
Marcopolo SA (PFD Shares)                                             14,300              24,884
Marfrig Frigorificos e Comercio de Alimentos SA                        6,900              33,441
Medial Saude SA                                                       12,200              37,729
Metalurgica Gerdau SA                                                  2,600              21,362
Metalurgica Gerdau SA (PFD Shares)                                    19,200             173,700
MMX Mineracao e Metalicos SA(a)                                        4,000               7,293
MRV Engenharia e Participacoes SA                                     18,800              99,792
Natura Cosmeticos SA                                                  42,400             365,973
Net Servicos de Comunicacao SA (PFD Shares)(a)                        56,536             358,031
PDG Realty SA Empreendimentos e Participacoes                          5,300              27,595
Perdigao SA                                                           25,600             372,213
Petroleo Brasileiro SA                                                75,600           1,000,788
Petroleo Brasileiro SA (PFD Shares)                                  251,800           2,709,189
Porto Seguro SA                                                        4,500              22,308
Positivo Informatica SA                                                3,700              10,059
Randon Participacoes SA (PFD Shares)                                  21,200              73,390
Redecard SA                                                           73,500             814,216
Rossi Residencial SA                                                   8,800              17,913
Sadia SA (PFD Shares)                                                 79,100             161,376
Sao Martinho SA(a)                                                     4,200              25,764
SLC Agricola SA                                                        3,700              19,128
Souza Cruz SA                                                         14,600             269,492
Suzano Papel e Celulose SA                                             7,300              44,477
Tam SA (PFD Shares)                                                   14,800             157,051
Tele Norte Leste Participacoes SA                                      3,700              58,066
Tele Norte Leste Participacoes SA (PFD Shares)                        38,600             502,433
Telemar Norte Leste SA (PFD Shares)                                    3,500              85,299
Terna Participacoes SA                                                 5,000              38,541
Tim Participacoes SA (PFD Shares)                                    156,500             226,100
Totvs SA                                                               3,298              56,628
Tractebel Energia SA                                                  21,600             170,487
Ultrapar Participacoes SA (PFD Shares)                                15,846             291,759
Unibanco-Uniao de Bancos Brasileiros SA                               82,400             522,583
Usinas Siderurgicas de Minas Gerais SA                                 1,800              21,145
Usinas Siderurgicas de Minas Gerais SA
(PFD Shares)                                                          36,525             472,052
Vivo Participacoes SA (PFD Shares)(a)                                 23,675             257,458
Votorantim Celulose e Papel SA (PFD Shares)                            2,700              26,819
Weg SA                                                                43,900             249,236
------------------------------------------------------------------------------------------------
                                                                                    $ 24,611,298
------------------------------------------------------------------------------------------------
Bulgaria -- 0.2%
------------------------------------------------------------------------------------------------
Albena                                                                 3,228        $     76,100
Bulgarian American Credit Bank JSCO                                    5,700              69,620
Bulgarian Telecommunications Co.                                      44,690             174,684
Central Cooperative Bank AD(a)                                        42,900              36,593
Doverie Holding AD(a)                                                 13,760              62,947
Petrol AD(a)                                                          46,800             238,421
Sopharma AD                                                           77,500             111,075
------------------------------------------------------------------------------------------------
                                                                                    $    769,440
------------------------------------------------------------------------------------------------
Chile -- 2.7%
------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones
Provida SA                                                            44,300        $     43,267
Almendral SA                                                       2,512,600             176,060
Antarchile SA (Series "A")                                            26,340             267,032
Banco de Chile                                                     3,952,947             193,831
Banco de Chile (ADR)                                                   2,500              79,000
Banco de Credito e Inversiones                                        23,715             397,754
Banco Santander Chile SA                                          21,722,710             663,907
Banmedica SA                                                          76,180              47,701
Cap SA                                                                 8,812             106,072
Cementos Bio-Bio SA                                                   20,600              27,641
Cencosud SA                                                          175,531             256,722
Cia Cervecerias Unidas SA                                             47,290             253,811
Cia General de Electricidad SA                                        61,050             262,131
Cia SudAmericana de Vapores SA                                        58,600              44,993
Colbun SA(a)                                                       1,575,910             236,357
Corpbanca SA                                                      58,054,570             216,379
Distribucion y Servicio D&S SA                                       453,400             127,080
Distribucion y Servicio D&S SA (ADR)                                   1,000              17,810
Embotelladora Andina SA (Class "B" Shares)
(PFD Shares)                                                          51,941             102,000
Empresa Nacional de Electricidad SA                                  505,463             590,052
Empresa Nacional de Telecomunicaciones SA                             20,000             207,231
Empresas CMPC SA                                                      25,760             474,299
Empresas Copec SA                                                     91,876             752,678
Enersis SA                                                         2,000,221             542,766
Farmacias Ahumada SA                                                  17,780              23,592
Grupo Security SA                                                    346,800              62,044
Invercap SA                                                           19,700              97,068
Inversiones Aguas Metropolitanas SA                                   83,600              58,579
La Polar SA                                                           53,700              91,268
Lan Airlines SA                                                       28,095             254,248
Lan Airlines SA (ADR)                                                  7,700              77,693
Madeco SA                                                          3,105,330             173,611
Masisa SA                                                            444,800              33,820
Minera Valparaiso SA                                                  12,324             242,530
Parque Arauco SA                                                     237,600             123,981
Quinenco SA                                                          162,900             207,647
S.A.C.I. Falabella SA                                                368,700             970,191
Salfacorp SA                                                          94,200              61,794
Sigdo Koppers SA                                                     176,300              83,058
SM-Chile SA (Class "B" Shares)                                     2,424,500             169,887
Sociedad de Inversiones Pampa Calichera SA (Class "A"
Shares)                                                               83,530              59,152
Sociedad Quimica y Minera de Chile SA
(Series 'B')                                                          25,940             545,291
Sonda SA                                                             311,100             251,848
Vina Concha y Toro SA                                                141,710             196,482
------------------------------------------------------------------------------------------------
                                                                                    $  9,870,358
------------------------------------------------------------------------------------------------
China -- 6.3%
------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd.                                          36,000        $     11,962
Air China Ltd. (Class "H" Shares)                                     80,000              22,346
Alibaba.com Ltd.(a)                                                  161,000              97,232
Aluminum Corp. of China Ltd. (Class "H" Shares)                      402,000             146,082
American Oriental Bioengineering, Inc.(a)                             21,600             131,976
Angang Steel Co., Ltd. (Class "H" Shares)                            214,000             131,306
Anhui Conch Cement Co., Ltd.
(Class "H" Shares)(a)                                                 58,000             184,722
Baidu.com, Inc. (ADR)(a)                                               2,170             447,020
Bank of China Ltd. (Class "H" Shares)                              1,469,000             428,931
Bank of Communications Ltd. (Class "H" Shares)                       211,000             124,348
Beijing Capital International Airport Co., Ltd. (Class "H"
Shares)                                                               40,000              22,556
Beijing Enterprises Holdings Ltd.                                     69,000             272,505
BOC Hong Kong Holdings Ltd.                                          127,500             145,979
BOE Technology Group Co., Ltd.
(Class "B" Shares)(a)                                                200,500              19,147
BYD Co., Ltd. (Class "H" Shares)                                      34,200              58,127
BYD Electronic Co., Ltd.                                              95,000              29,113
Chaoda Modern Agriculture Holdings Ltd.                              259,575             182,877
China Agri-Industries Holdings Ltd.(a)                               177,000              63,100
China Bluechemical Ltd. (Class "H" Shares)                           114,000              43,242
China CITIC Bank (Class "H" Shares)                                  239,000              73,829
China Coal Energy Co. (Class "H" Shares)                             311,000             188,623
China Communication Services Corp. Ltd.
(Class "H" Shares)                                                    66,000              34,707
China Communications Construction Co., Ltd. (Class "H"
Shares)                                                              303,000             214,622
China Construction Bank (Class "H" Shares)                         1,398,000             693,518
China COSCO Holdings Co., Ltd.
(Class "H" Shares)                                                   220,975             119,043
China Dongxiang Group Co.                                            350,000             102,968
China Eastern Airlines Corp. Ltd.
(Class "H" Shares)(a)                                                104,000              13,191
China Everbright International Ltd.                                  171,000              14,922
China Everbright Ltd.                                                 16,000              15,023
China Green Holdings Ltd.                                             72,000              55,900
China Hongxing Sports Ltd.                                           285,000              36,131
China Insurance International Holdings Co., Ltd.                      18,000              41,964
China International Marine Containers Co., Ltd. (Class "B"
Shares)                                                              146,472              74,048
China Life Insurance Co., Ltd. (Class "H" Shares)                    435,000           1,162,491
China Medical Technologies, Inc. (ADR)                                 1,500              36,555
China Mengniu Dairy Co., Ltd.                                        206,000             198,051
China Merchants Bank Co., Ltd.
(Class "H" Shares)                                                   535,500             820,411
China Merchants Holdings International Co., Ltd.                      74,000             176,297
China Mobile Hong Kong Ltd.                                          313,500           2,759,839
China Molybdenum Co., Ltd. (Class "H" Shares)                         39,000              12,213
China National Building Material Co., Ltd.
(Class "H" Shares)                                                    20,000              11,647
China National Materials Co., Ltd.
(Class "H" Shares)(a)                                                180,000              57,006
China Oilfield Services Ltd. (Class "H" Shares)                      110,000              60,449
China Overseas Land & Investment Ltd.                                104,000             117,444
China Petroleum & Chemical Corp.
(Class "H" Shares)                                                 1,367,000             897,662
China Pharmaceutical Group Ltd.                                      118,000              23,248
China Railway Construction Corp.
(Class "H" Shares)(a)                                                171,000             211,243
China Railway Group Ltd. (Class "H" Shares)(a)                     1,129,000             659,218
China Resources Enterprise Ltd.                                      202,000             402,162
China Resources Land Ltd.                                             38,000              38,465
China Resources Power Holdings Co., Ltd.                             136,000             265,792
China Shenhua Energy Co., Ltd.
(Class "H" Shares)                                                   384,000             729,054
China Shipping Container Lines Co., Ltd.
(Class "H" Shares)                                                   568,000              65,403
China Shipping Development Co., Ltd.
(Class  'H' Shares)                                                   74,000              72,923
China Southern Airlines Co., Ltd.
(Class "H" Shares)(a)                                                234,000              36,438
China Telecom Corp. Ltd. (Class "H" Shares)                          754,000             268,350
China Travel International Investment
Hong Kong Ltd.                                                       468,000              66,376
China Unicom Ltd.                                                    380,372             543,058
China Vanke Co., Ltd. (Class "B" Shares)                             445,120             263,061
China Yurun Food Group Ltd.                                           94,000             111,725
Chongqing Changan Automobile Co., Ltd.
(Class "B" Shares)(a)                                                212,136              45,985
Citic Pacific Ltd.                                                   113,000              91,899
CNOOC Ltd.                                                           772,000             633,873
Cosco Pacific Ltd.                                                    26,000              18,934
Country Garden Holdings Co.                                           88,000              15,632
Ctrip.com International Ltd. (ADR)                                     9,000             275,220
Datang International Power Generation Co., Ltd. (Class "H"
Shares)                                                              396,000             149,142
Dazhong Transportation Group Co., Ltd.
(Class "B" Shares)(a)                                                 84,750              31,433
Denway Motors Ltd.                                                   520,000             129,680
Dongfeng Motor Corp. (Class "H" Shares)                              328,000              92,849
Fibrechem Technologies Ltd.                                          100,200              19,144
Focus Media Holding Ltd. (ADR)(a)                                     22,100             409,513
FU JI Food & Catering Services                                        83,000              43,937
Global Bio-chem Technology Group Co., Ltd.                           120,000              16,724
Golden Eagle Retail Group Ltd.                                        54,000              29,291
Guangdong Provincial Expressway Development Co., Ltd.
(Class "B" Shares)                                                    32,000               9,951
Guangzhou R&F Properties Co., Ltd.
(Class "H" Shares)                                                    20,800               9,995
Guangzhou Shipyard International Co., Ltd.
(Class "H" Shares)                                                    22,000              15,544
Harbin Power Equipment Co., Ltd.
(Class "H" Shares)                                                    42,000              23,355
Huaneng Power International, Inc.
(Class "H" Shares)                                                   512,000             249,081
Huangshan Tourism Development Co., Ltd.
(Class "B" Shares)                                                    33,000              21,978
Industrial & Commercial Bank of China Ltd. (Class "H"
Shares)                                                            3,041,000           1,430,853
Inner Mongolia Eerduosi Cashmere Products Co., Ltd. (Class
"B" Shares)                                                          110,000              47,521
Inner Mongolia Yitai Coal Co., Ltd.
(Class "B" Shares)                                                     6,800              11,495
Jiangsu Expressway Co., Ltd. (Class "H" Shares)                       56,000              39,169
Jiangxi Copper Co., Ltd. (Class "H" Shares)                           64,000              31,462
Kingboard Chemical Holdings Ltd.                                      48,500              96,816
Konka Group Co., Ltd. (Class "B" Shares)(a)                          303,800              53,915
Lenovo Group Ltd.                                                    512,000             155,236
Li Ning Co., Ltd.                                                     74,500              92,197
Maanshan Iron & Steel Co., Ltd.
(Class "H" Shares)                                                   166,000              30,934
NetEase.com, Inc. (ADR)(a)                                            13,700             308,250
Parkson Retail Group Ltd.                                            145,000             134,598
PetroChina Co., Ltd. (Class "H" Shares)                            1,242,000             933,848
PICC Property & Casualty Co., Ltd.
(Class "H" Shares)(a)                                                 78,000              21,595
Ping An Insurance Group Co. of China Ltd.
(Class "H" Shares)                                                    82,000             350,691
Poly (Hong Kong) Investment Ltd.                                      93,000              18,410
Ports Design Ltd.                                                     39,500              45,922
Samling Global Ltd.                                                  552,000              27,383
Semiconductor Manufacturing International Corp.(a)                   878,000              16,243
Shandong Chenming Paper Holdings Ltd.
(Class "B" Shares)                                                    79,800              28,212
Shandong Weigao Group Medical Polymer Co., Ltd. (Class "H"
Shares)                                                               32,000              38,638
Shanghai Electric Group Co., Ltd.
(Class "H" Shares)(a)                                                134,000              40,548
Shanghai Friendship Group, Inc. Co.
(Class "B" Shares)                                                    44,200              26,158
Shanghai Haixin Group Co., Ltd.
(Class "B" Shares)(a)                                                144,500              26,666
Shanghai Industrial Holdings Ltd.                                     53,000              84,269
Shanghai Jin Jiang International Hotels Group Co., Ltd.
(Class "H" Shares)                                                   404,000              36,666
Shanghai Zhenhua Port Machinery Co., Ltd.
(Class "B" Shares)                                                   172,500             108,078
Shimao Property Holdings Ltd.                                         49,000              26,567
SINA Corp.(a)                                                         11,100             359,640
Sinofert Holdings Ltd.                                                64,000              35,716
Sinopec-China Petroleum & Chemical Corp.
(Class "H" Shares)                                                   254,000              47,540
Sinotrans Shipping Ltd.                                              102,000              21,219
Sinotruk Hong Kong Ltd.                                               55,500              22,858
Sohu.com, Inc.(a)                                                      1,600              87,904
Suntech Power Holdings Co., Ltd. (ADR)(a)                              9,200             161,000
Tencent Holdings Ltd.                                                 61,800             449,901
Tingyi (Cayman Islands) Holding Corp.                                224,000             237,275
Tsingtao Brewery Co., Ltd. (Class "H" Shares)                         76,000             136,610
Weiqiao Textile Co., Ltd. (Class "H" Shares)                          47,000               9,634
Wumart Stores, Inc. (Class "H" Shares)                                55,000              43,814
Xinyu Hengdeli Holdings Ltd.                                         140,000              25,398
Yangzijiang Shipbuilding Holdings Ltd.                                75,000              16,781
Yantai Changyu Pioneer Wine Co., Ltd.
(Class "B" Shares)                                                    18,700              58,110
Yanzhou Coal Mining Co., Ltd. (Class "H" Shares)                      90,000              55,586
Zijin Mining Group Co., Ltd. (Class "H" Shares)                      150,000              45,335
ZTE Corp. (Class "H" Shares)                                          89,040             201,337
------------------------------------------------------------------------------------------------
                                                                                    $ 22,918,799
------------------------------------------------------------------------------------------------
Colombia -- 0.8%
------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                   102,500        $    352,411
Banco de Bogota                                                        3,600              32,544
Bancolombia SA (PFD Shares) (ADR)                                     12,000             234,360
Cementos Argos SA                                                     80,600             202,767
Cia Colombiana de Inversiones SA                                      21,337             182,505
Cia de Cemento Argos SA                                               72,900             244,528
Corporacion Financiera Colombiana SA                                  11,604              61,596
Ecopetrol SA                                                         582,800             483,834
Empresa De Telecommunicaciones de Bogota SA                          647,380             140,877
Grupo Aval Acciones y Valores SA                                     215,300              39,720
Grupo Nacional de Chocolates SA                                       38,245             216,481
Interconexion Electrica SA                                           134,100             383,464
Promigas SA                                                            4,360              65,811
Suramericana de Inversiones SA                                        48,030             271,465
Textiles Fabricato Tejicondor SA(a)                                4,522,600              35,460
------------------------------------------------------------------------------------------------
                                                                                    $  2,947,823
------------------------------------------------------------------------------------------------
Croatia -- 0.7%
------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                            8,420        $    356,681
Atlantska Plovidba DD                                                  4,000             562,433
Dalekovod DD                                                           2,500             240,998
Ericsson Nikola Tesla                                                  1,100             252,187
Institut Gradevinarstva Hrvatske DD                                      145             163,584
Istraturist Umag DD(a)                                                   500              37,045
Koncar-Elektroindustrija DD(a)                                         1,295              93,859
Kras DD(a)                                                               210              14,820
Petrokemija DD(a)                                                        400              13,730
Podravka Prehrambena Industija DD(a)                                   5,675             297,860
Privredna Banka Zagreb DD(a)                                           3,177             308,836
Tankerska Plovidba DD                                                    115              28,963
VIRO Tvornica Secera                                                     360              30,360
------------------------------------------------------------------------------------------------
                                                                                    $  2,401,356
------------------------------------------------------------------------------------------------
Czech Republic -- 3.1%
------------------------------------------------------------------------------------------------
CEZ AS                                                               116,660        $  5,108,526
Komercni Banka AS                                                     12,654           1,919,238
New World Resources NV (Class "A" Shares)                             96,800             493,479
Philip Morris CR AS                                                      613             171,945
Telefonica 02 Czech Republic AS                                       46,604           1,004,142
Unipetrol AS                                                         110,823             818,651
Zentiva NV                                                            32,025           1,763,326
------------------------------------------------------------------------------------------------
                                                                                    $ 11,279,307
------------------------------------------------------------------------------------------------
Egypt -- 1.3%
------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                            7,520        $     74,955
Arab Cotton Ginning                                                  292,800             181,522
Commercial International Bank                                         79,802             421,235
Delta Sugar Co.                                                       15,500              58,752
Eastern Tobacco                                                        3,382             130,845
Egypt Kuwaiti Holding Co.                                            114,179             160,103
Egyptian Financial & Industrial Co.(a)                                22,400             101,535
Egyptian Financial Group-Hermes Holding SAE                           73,671             329,228
Egyptian for Tourism Resorts                                         377,250             126,566
Egyptian Media Production City(a)                                     28,738              20,498
El Ezz Aldekhela Steel Alexa Co.                                       1,100             166,803
El Ezz Steel Rebars SAE                                              136,445             231,202
El Sewedy Cables Holding Co.(a)                                       10,373             117,641
El Watany Bank of Egypt(a)                                            12,400              67,449
Medinet Nasr for Housing                                              10,375              47,214
Misr Beni Suef Cement Co.                                              5,940              49,309
MobiNil-Egyptian Co. for Mobil Services                                4,430              84,361
Olympic Group Financial Investments                                   20,900              80,133
Orascom Construction Industries (OCI)                                 22,322             739,827
Orascom Development Holding AG(a)                                      2,197              63,165
Orascom Telecom Holding SAE                                          163,290             949,292
Oriental Weavers Co.                                                   8,099              30,558
Paints & Chemical Industry Co. SAE                                     7,000              36,358
Sidi Kerir Petrochemcials Co.                                        110,250             208,380
Six of October Development & Investment Co.(a)                         2,800              28,618
South Valley Cement(a)                                                42,979              39,656
Suez Cement Co.                                                       10,700              40,025
Talaat Moustafa Group(a)                                             170,200             112,027
Telecom Egypt                                                         64,084             155,537
------------------------------------------------------------------------------------------------
                                                                                    $  4,852,794
------------------------------------------------------------------------------------------------
Estonia -- 0.7%
------------------------------------------------------------------------------------------------
AS Baltika(a)                                                         33,170        $     50,650
AS Eesti Ehitus                                                       49,700             104,752
AS Eesti Telekom                                                      95,874             602,045
AS Harju Elekter                                                       4,100               8,921
AS Jarvevana(a)                                                       23,968               5,897
AS Merko Ehitus(a)                                                    23,968             115,779
AS Norma                                                               2,000               8,713
AS Olympic Entertainment Group                                       259,390             287,284
AS Tallink Group Ltd.(a)                                           1,552,752             622,008
AS Tallinna Kaubamaja                                                101,340             350,020
AS Tallinna Vesi                                                      16,090             196,257
------------------------------------------------------------------------------------------------
                                                                                    $  2,352,326
------------------------------------------------------------------------------------------------
Ghana -- 0.5%
------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.(a)                                               457,409        $    242,015
CAL Bank Ltd.(a)                                                     687,900             393,421
Cocoa Processing Co., Ltd.                                           269,722              11,514
Ghana Commercial Bank Ltd.(a)                                        271,841             299,338
Home Finance Co., Ltd.(a)                                          1,235,326             653,538
Produce Buying Co., Ltd.(a)                                          582,428             109,294
------------------------------------------------------------------------------------------------
                                                                                    $  1,709,120
------------------------------------------------------------------------------------------------
Hungary -- 3.3%
------------------------------------------------------------------------------------------------
EGIS Rt                                                                4,080        $    201,804
Fotex Rt.(a)                                                          25,100              44,818
Magyar Telekom Rt                                                    852,520           2,697,370
MOL Hungarian Oil & Gas Rt                                            50,930           2,755,408
OTP Bank Rt.(a)                                                      240,650           3,985,654
PannErgy Plc(a)                                                        5,500              20,145
RABA Automotive Holding Rt.(a)                                        28,560              99,773
Richter Gedeon Rt                                                     15,480           2,138,768
------------------------------------------------------------------------------------------------
                                                                                    $ 11,943,740
------------------------------------------------------------------------------------------------
India -- 6.1%
------------------------------------------------------------------------------------------------
Aban Offshore Ltd.                                                     1,040        $     17,333
ACC Ltd.                                                              20,570             208,556
Adani Exports Ltd.                                                     3,000              23,440
Aditya Birla Nuvo Ltd.                                                 3,402              38,742
Amtek Auto Ltd.                                                       12,100              17,819
Areva T&D India Ltd.                                                   7,500              28,131
Asea Brown Boveri India Ltd.                                           5,400              60,727
Asian Paints Ltd.                                                      2,130              41,644
Bajaj Auto Ltd.                                                        5,130              57,242
Bajaj Auto Ltd. (GDR)(144A)                                              200               2,204
Bajaj Finserv Ltd.                                                     5,130              12,625
Bajaj Finserv Ltd. (GDR)                                                 200                 472
Bajaj Holdings & Investment Ltd.                                       5,130              35,807
Bank of Baroda                                                         9,660              47,077
Bank of India                                                         11,700              58,739
BF Utilities Ltd.(a)                                                   1,490              20,849
Bharat Forge Ltd.                                                     19,650              41,357
Bharat Heavy Electricals Ltd.                                         16,540             449,039
Bharti Airtel Ltd.(a)                                                113,630           1,565,000
Bombay Dyeing & Manufacturing Co., Ltd.                                3,900              15,371
Cairn India Ltd.(a)                                                   41,000             110,705
Canara Bank Ltd.                                                      12,400              42,713
CESC Ltd.                                                              5,900              24,933
Cipla Ltd.                                                            60,010             217,727
Colgate-Palmolive (India) Ltd.                                         9,000              70,091
Container Corp. of India Ltd.                                          5,260              67,321
Crompton Greaves Ltd.                                                 16,800              53,482
Deccan Chronicle Holdings Ltd.                                        27,600              24,503
Dish TV India Ltd.(a)                                                  1,150                 352
Divi's Laboratories Ltd.                                               3,700              83,642
DLF Ltd.                                                              31,200             142,667
Dr. Reddy's Laboratories Ltd.                                         22,620             196,146
Essar Oil Ltd.(a)                                                    102,130             182,615
Exide Industries Ltd.                                                 35,200              35,427
Gail India Ltd.                                                       76,650             341,447
Gammon India Ltd.                                                      9,600              14,795
Glaxosmithkline Pharmaceuticals Ltd.                                   4,480              99,334
Glenmark Pharmaceuticals Ltd.                                         11,960              71,223
GMR Infrastructure(a)                                                 20,000              20,791
Grasim Industries Ltd.                                                 2,830              60,577
Great Eastern Shipping Co., Ltd.                                       5,620              24,457
Gujarat Ambuja Cements Ltd.                                           44,800              56,917
Gujarat State Petronet Ltd.                                           39,200              24,052
HCL Technologies Ltd.                                                 21,100              75,526
HDFC Bank Ltd.                                                        22,124             469,019
Hero Honda Motors Ltd.                                                20,500             313,832
Hindalco Industries Ltd.                                              90,810             113,965
Hindustan Lever Ltd.                                                 127,500             584,917
Hindustan Zinc Ltd.                                                    6,840              45,738
Housing Development & Infrastructure Ltd.                              5,014              15,252
Housing Development Finance Corp.                                     28,000           1,022,311
ICICI Bank Ltd.                                                      105,270             875,703
Idea Cellular Ltd.(a)                                                142,000             127,429
IFCI Ltd.(a)                                                          68,000              26,038
Indiabulls Financial Services Ltd.                                    18,100              41,309
Indiabulls Real Estate Ltd.                                           15,700              39,512
Indiabulls Securities Ltd.                                            94,300              48,420
Indian Hotels Co., Ltd.                                               52,680              50,451
Infosys Technologies Ltd.                                             41,830           1,212,750
Infosys Technologies Ltd. (ADR)                                        3,800             111,416
Infrastructure Development Finance Co., Ltd.                          76,600              92,013
ITC Ltd.                                                             359,930           1,141,135
Jain Irrigation Systems Ltd.                                           3,800              23,682
Jaiprakash Associates Ltd.                                           111,200             166,018
Jindal Steel & Power Ltd.                                              4,550              75,431
JSW Steel Ltd.                                                         7,600              49,652
Kotak Mahindra Bank Ltd.                                              11,100              77,111
Lanco Infratech Ltd.(a)                                               13,900              32,650
Larsen & Toubro Ltd.                                                  57,160             955,663
Larsen & Toubro Ltd. (GDR)                                             1,600              26,113
Lupin Ltd.                                                             3,900              53,248
Mahindra & Mahindra Ltd.                                              22,480             173,826
Maruti Udyog Ltd.                                                     19,250             227,372
Max India Ltd.(a)                                                     13,600              27,113
Motor Industries Co., Ltd.                                             1,130              75,570
Mundra Port & Special Economic Zone Ltd.                              11,000              80,264
National Aluminium Co., Ltd.                                           4,800              15,985
Nestle India Ltd.                                                      9,530             284,714
Nicholas Piramal India Ltd.                                            8,000              36,828
NTPC Ltd.                                                            161,900             471,743
Oil & Natural Gas Corp. Ltd.                                          26,970             379,023
Piramal Life Sciences Ltd.(a)                                            800               1,085
Power Grid Corp. of India Ltd.                                        80,700             117,033
Punj Lloyd Ltd.                                                       36,200             133,078
Ranbaxy Laboratories Ltd.                                             28,560              99,354
Reliance Capital Ltd.                                                 13,960             190,683
Reliance Communications Ltd.                                         105,460             484,527
Reliance Industries Ltd.                                              56,850           1,599,309
Reliance Industries Ltd. (GDR)(144A)                                     700              39,905
Reliance Infrastructure Ltd.                                          23,000             221,674
Reliance Natural Resources Ltd.(a)                                   207,800             189,304
Reliance Petroleum Ltd.(a)                                            93,910             168,798
Reliance Power Ltd.(a)                                               108,000             231,460
Satyam Computer Services Ltd.                                         59,150             374,594
Satyam Computer Services Ltd. (ADR)                                    2,000              31,460
Sesa Goa Ltd.                                                         37,000              61,541
Siemens India Ltd.                                                     7,380              40,461
Sintex Industries Ltd.                                                 5,600              16,624
State Bank of India                                                   14,900             342,430
State Bank of India (GDR)                                              9,600             441,600
Steel Authority of India Ltd.                                        155,400             279,952
Sterling Biotech Ltd.                                                 21,400              80,141
Sterlite Industries (India) Ltd.                                      49,280             296,556
Sun Pharma Advanced Research Co., Ltd.(a)                              1,300               1,408
Sun Pharmaceuticals Industries Ltd.                                    7,300             168,877
Sun TV Network Ltd.                                                   12,400              38,905
Suzlon Energy Ltd.                                                    78,150              70,649
Tata Chemicals Ltd.                                                    7,100              23,333
Tata Consultancy Services Ltd.                                        16,440             183,216
Tata Motors Ltd.                                                      21,050              76,336
Tata Power Co., Ltd.                                                  23,590             336,940
Tata Steel Ltd.                                                       38,896             172,691
Tata Tea Ltd.                                                          2,800              29,671
Tata Teleservices Maharashtra Ltd.(a)                                 75,500              21,140
Titan Industries Ltd.                                                  3,300              69,856
Unitech Ltd.                                                          35,100              36,045
United Spirits Ltd.                                                    8,150             152,217
UTI Bank Ltd.                                                         28,600             336,898
Videsh Sanchar Nigam Ltd.                                             11,200             116,637
Voltas Ltd.                                                           39,000              61,714
Wipro Ltd.                                                            32,900             186,363
Zee Entertainment Enterprises Ltd.                                    22,930              73,827
------------------------------------------------------------------------------------------------
                                                                                    $ 21,945,125
------------------------------------------------------------------------------------------------
Indonesia -- 2.3%
------------------------------------------------------------------------------------------------
Adhi Karya Tbk PT                                                    867,100        $     13,577
AKR Corporindo Tbk PT                                                861,500              49,570
Aneka Tambang Tbk PT                                                 428,500              40,341
Astra Argo Lestari Tbk PT                                             97,500              54,117
Astra International Tbk PT                                           889,200             740,171
Bakrie & Brothers Tbk PT(a)                                       47,245,500             628,495
Bakrie Sumatera Plantations Tbk PT                                   556,500              13,643
Bank Central Asia Tbk PT                                           3,784,500             917,188
Bank Danamon Indonesia Tbk PT                                        280,000              66,354
Bank Internasional Indonesia Tbk PT                                3,437,000             149,748
Bank Mandiri PT                                                    1,769,500             253,823
Bank Niaga Tbk PT                                                  1,059,500              44,474
Bank Pan Indonesia Tbk PT(a)                                       1,456,500              69,097
Bank Rakyat Indonesia PT                                           1,779,000             544,313
Barito Pacific Tbk PT(a)                                             665,800              25,061
Berlian Laju Tanker Tbk PT                                           678,000              39,003
Bumi Resources Tbk PT                                              4,045,000             807,144
Energi Mega Persada Tbk PT(a)                                      1,550,700              49,793
Gudang Garam Tbk PT                                                  179,000              69,198
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                            1,021,000              77,912
Indocement Tunggal Prakarsa Tbk PT                                   167,000              54,757
Indofood Sukses Makmur Tbk PT                                      2,314,000             227,579
Indonesian Satellite Corp. Tbk PT                                    698,000             334,795
International Nickel Indonesia Tbk PT                                355,000              56,440
Kalbe Farma Tbk PT                                                 1,745,500              59,270
Lippo Karawaci Tbk PT                                              2,626,500             145,171
Medco Energi Internasional Tbk PT(a)                                 935,000             183,239
Perusahaan Gas Negara PT                                           3,904,000             491,633
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(a)             155,500              27,380
Semen Gresik Persero Tbk PT                                          301,000              81,313
Tambang Batubara Bukit Asam Tbk PT
(Series "B")                                                         404,500             203,178
Telekomunikasi Indonesia Tbk PT                                    2,269,500           1,135,401
Tunas Baru Lampung Tbk PT                                          1,433,000              24,163
Unilever Indonesia Tbk PT                                            487,800             332,892
United Tractors Tbk PT                                             1,258,500             366,809
------------------------------------------------------------------------------------------------
                                                                                    $  8,377,042
------------------------------------------------------------------------------------------------
Israel -- 3.4%
------------------------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                                         1,700        $     25,312
Alony Hetz Properties & Investments Ltd.                              18,100              27,381
Alvarion Ltd.(a)                                                       8,900              30,194
Bank Hapoalim B.M                                                    242,631             549,418
Bank Leumi Le-Israel                                                 264,208             693,138
Bezeq Israeli Telecommunication Corp. Ltd.                           526,535             786,100
Cellcom Israel Ltd.                                                   14,500             427,170
Ceragon Networks Ltd.(a)                                               4,600              25,990
Check Point Software Technologies Ltd.(a)                             43,006             869,581
Clal Industries Ltd.                                                  14,400              38,204
Clal Insurance Enterprise Holdings Ltd.                                2,810              24,681
Delek Group Ltd.                                                         880              57,471
Discount Investment Corp.                                              3,300              38,546
Elbit Imaging Ltd.                                                     1,170              16,899
Elbit Systems Ltd.                                                     5,550             265,448
EZchip Semiconductor Ltd.(a)                                           6,700              70,015
Frutarom                                                               8,107              59,000
Gazit Globe (1982) Ltd.                                               12,000              65,411
Gilat Satellite Networks Ltd.(a)                                      11,760              36,691
Given Imaging Ltd.(a)                                                    943               8,676
Harel Insurance Investments Ltd.                                       3,180             100,799
Hot Telecommunication System(a)                                        4,200              24,556
IDB Development Corp. Ltd.                                             2,184              25,441
IDB Holding Corp. Ltd.                                                 2,900              45,728
Israel Chemicals Ltd.                                                104,461           1,053,581
Israel Corp. Ltd.                                                        575             271,347
Israel Discount Bank Ltd. (Series "A")                                60,100              59,045
Koor Industries Ltd.                                                   1,010              34,390
Makhteshim-Agan Industries Ltd.                                       51,297             194,243
Mellanox Technologies Ltd.(a)                                          4,200              33,092
Menorah Mivtachim Holdings Ltd.(a)                                     6,900              34,964
Migdal Insurance & Financial Ltd. Holdings                            38,400              26,209
Mizrahi Tefahot Bank Ltd.                                             17,240              90,251
Ness Technologies, Inc.(a)                                            17,200             127,108
Nice Systems Ltd.(a)                                                  11,423             252,795
Oil Refineries Ltd.                                                  162,600              82,304
Orbotech Ltd.(a)                                                       3,000               9,720
Ormat Industries Ltd.                                                 27,300             194,403
Osem Investment Ltd.                                                   3,944              45,055
Partner Communications Co., Ltd.                                      43,000             787,625
Supersol Ltd.                                                         26,000             110,722
Syneron Medical Ltd.(a)                                                1,300              12,233
Teva Pharmaceutical Industries Ltd.                                    4,400             187,639
Teva Pharmaceutical Industries Ltd. (ADR)                            104,104           4,463,979
------------------------------------------------------------------------------------------------
                                                                                    $ 12,382,555
------------------------------------------------------------------------------------------------
Jordan -- 0.8%
------------------------------------------------------------------------------------------------
Arab Bank Plc                                                         54,300        $  1,318,422
Arab East Investment                                                  17,683              56,077
Arab Potash Co.                                                        4,100             200,728
Bank of Jordan                                                        11,100              37,253
Jordan Ahli Bank                                                      14,000              38,570
Jordan Cement Factory                                                  5,600              46,980
Jordan Petroleum Refinery                                              7,100              71,025
Jordan Steel                                                          13,802              47,711
Jordan Telecom Corp.                                                  34,500             238,786
Jordanian Electric Power Co.                                          20,787             101,206
Middle East Complex for Engineering, Electric, & Heavy
Industries Plc(a)                                                     98,700             327,575
Taameer Jordan Co.(a)                                                 82,800             161,087
Union Investment Corp.(a)                                             34,700              55,196
Union Land Development                                                32,100              55,121
United Arab Investors(a)                                              65,800             167,809
------------------------------------------------------------------------------------------------
                                                                                    $  2,923,546
------------------------------------------------------------------------------------------------
Kenya -- 0.7%
------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                93,300        $    110,906
Bamburi Cement Co., Ltd.                                             149,700             350,851
Barclays Bank of Kenya Ltd.                                          457,165             263,804
Diamond Trust of Kenya Ltd.                                           46,700              35,898
East African Breweries Ltd.                                          263,680             411,836
Equity Bank Ltd.                                                     131,400             287,745
ICDC Investment Co.                                                  196,000              34,714
Kenya Airways Ltd.                                                   345,800             118,182
Kenya Commercial Bank Ltd.                                         1,089,400             274,408
Kenya Electricity Generating Co., Ltd.                               921,100             165,244
Kenya Oil Co., Ltd.                                                   64,000              48,300
Kenya Power & Lighting Ltd.                                           25,400              45,144
Mumias Sugar Co., Ltd.                                               856,800              78,914
Nation Media Group Ltd.                                               54,600              77,781
NIC Bank Ltd.                                                        111,300              59,912
Safaricom Ltd.(a)                                                  3,110,800             133,376
Standard Chartered Bank Kenya Ltd.                                    55,400             116,389
------------------------------------------------------------------------------------------------
                                                                                    $  2,613,404
------------------------------------------------------------------------------------------------
Kuwait -- 0.4%
------------------------------------------------------------------------------------------------
Global Investment House KSCC                                          27,500        $     48,644
Kuwait Finance House KSC                                              35,000             240,627
Kuwait Projects Co. Holdings KSC                                      45,000             133,705
Mabanee Co. SAKC(a)                                                   35,000             111,496
Mobile Telecommunications Co.                                         67,500             294,646
National Bank of Kuwait SAK                                           80,000             464,313
National Industries Group Holding                                    130,000             299,214
------------------------------------------------------------------------------------------------
                                                                                    $  1,592,645
------------------------------------------------------------------------------------------------
Latvia -- 0.1%
------------------------------------------------------------------------------------------------
Grindeks(a)                                                            2,000        $     13,804
Latvian Shipping Co.(a)                                               80,000             129,968
SAF Tehnika(a)                                                         5,000               5,357
Ventspils Nafta(a)                                                     7,900              18,684
------------------------------------------------------------------------------------------------
                                                                                    $    167,813
------------------------------------------------------------------------------------------------
Lithuania -- 0.3%
------------------------------------------------------------------------------------------------
Apranga PVA                                                           32,486        $     33,026
Bankas Snoras(a)                                                      24,000               6,198
Invalda PVA                                                           19,100              21,361
Klaipedos Nafta PVA                                                  845,900             264,686
Lietuvos Dujos                                                        31,900              19,447
Lietuvos Energija(a)                                                  42,400              44,465
Pieno Zvaigzdes                                                       63,600              91,691
Rokiskio Suris                                                        69,800              64,883
Rytu Skirstomieji Tinklai(a)                                          88,200              75,798
Sanitas                                                               18,400              64,223
Siauliu Bankas(a)                                                    174,861              76,025
Snaige(a)                                                              4,000               2,115
Teo LT AB                                                            625,400             328,346
Ukio Bankas Commercial Bank                                          338,680             142,811
------------------------------------------------------------------------------------------------
                                                                                    $  1,235,075
------------------------------------------------------------------------------------------------
Malaysia -- 3.3%
------------------------------------------------------------------------------------------------
Airasia Bhd(a)                                                       338,200        $    108,939
Alliance Financial Group Bhd                                         103,700              53,874
AMMB Holdings Bhd                                                    184,200             112,277
Asiatic Development Bhd                                               40,800              36,312
Astro All Asia Networks Plc                                           88,200              52,577
Batu Kawan Bhd                                                        90,500             182,647
Berjaya Sports Toto Bhd                                              122,400             151,800
British American Tobacco Malaysia Bhd                                 18,800             217,652
Bumiputra-Commerce Holdings Bhd                                      363,800             633,859
Bursa Malaysia Bhd                                                   131,700             193,613
Dialog Group Bhd                                                     221,900              48,102
Digi.com Bhd                                                          48,700             253,379
Eastern & Oriental Bhd                                                48,800               9,694
Gamuda Bhd                                                           613,500             262,294
Genting Bhd                                                          399,900             515,914
Hong Leong Bank Bhd                                                  160,600             238,725
IGB Corp. Bhd                                                        173,500              63,067
IJM Corp. Bhd                                                        239,350             173,747
IOI Corp. Bhd                                                        470,205             372,726
Kencana Petroleum Bhd(a)                                             233,700              85,992
Kinsteel Bhd                                                         202,200              26,101
KNM Group Bhd                                                      1,333,800             226,167
Kuala Lumpur Kepong Bhd                                               55,500             129,849
Kulim (Malaysia) Bhd                                                  41,000              45,297
Lafarge Malayan Cement Bhd                                            99,150              80,193
Lion Industries Corp. Bhd                                            120,300              21,311
Malayan Banking Bhd                                                  359,950             548,395
Malaysian Airline System Bhd                                         165,733             133,551
Malaysian Airline System Bhd (PFD Shares)                             33,533               6,799
Malaysian Bulk Carriers Bhd                                          102,200              67,982
Malaysian Resources Corp. Bhd                                        144,000              25,180
MISC Bhd                                                             111,400             268,653
MMC Corp. Bhd                                                        519,800             291,670
Multi-Purpose Holdings Bhd                                           110,400              33,898
Parkson Holdings Bhd                                                 311,840             295,757
Petra Perdana Bhd                                                     83,400              29,976
Petronas Dagangan Bhd                                                197,900             374,767
Petronas Gas Bhd                                                      42,700             118,082
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                181,900             136,670
Pos Malaysia Bhd                                                      22,200              11,365
PPB Group Bhd                                                        117,700             258,110
Public Bank Bhd                                                      299,300             711,239
Resorts World Bhd                                                    545,000             384,808
RHB Capital Bhd                                                       62,100              54,086
SapuraCrest Petroleum Bhd                                            208,100              42,947
Sarawak Energy Bhd                                                   152,400              90,439
Shell Refining Co. Bhd                                                36,900             104,387
Sime Darby Bhd                                                       785,739           1,387,733
Sino Hua-An International Bhd                                        401,500              27,192
SP Setia Bhd                                                          75,600              59,904
Ta Ann Holdings Bhd                                                   25,400              30,889
TA Enterprise Bhd                                                    323,000              51,480
Tanjong Plc                                                           24,100              80,872
Telekom Malaysia Bhd                                                 321,600             304,225
Tenaga Nasional Bhd                                                  297,000             504,820
Titan Chemicals Corp. Bhd                                            168,000              35,004
TM International Bhd(a)                                              131,600             168,421
Uchi Technologies Bhd                                                 90,400              24,004
UEM World Bhd(a)                                                     408,400             224,269
UMW Holdings Bhd                                                      78,000             120,575
Wah Seong Corp. Bhd                                                  107,125              34,212
WCT Bhd                                                               98,800              35,721
WTK Holdings Bhd                                                     154,250              45,108
YNH Property Bhd                                                     150,453              42,483
YTL Corp. Bhd                                                         61,300             108,123
YTL Power International Bhd                                          577,621             272,146
------------------------------------------------------------------------------------------------
                                                                                    $ 11,842,050
------------------------------------------------------------------------------------------------
Mauritius -- 0.6%
------------------------------------------------------------------------------------------------
Air Mauritius Ltd.                                                    37,800        $     17,830
Ireland Blyth Ltd.                                                    31,600              50,271
Mauritius Commercial Bank                                            231,900             939,583
Mauritius Development Investment Trust Co., Ltd.                     258,000              34,901
New Mauritius Hotels Ltd.                                            126,350             395,423
Promotion & Development Ltd.                                          11,800              29,797
Rogers & Co., Ltd.                                                    13,200             124,559
Shell Mauritius Ltd.                                                  14,300              40,376
State Bank of Mauritius Ltd.                                         197,800             394,049
Sun Resorts Ltd.                                                      67,375             117,826
United Basalt Products Ltd.                                           36,000              46,339
United Docks Ltd.(a)                                                  27,400              76,187
------------------------------------------------------------------------------------------------
                                                                                    $  2,267,141
------------------------------------------------------------------------------------------------
Mexico -- 6.0%
------------------------------------------------------------------------------------------------
Alfa SA de CV (Series "A")                                           123,000        $    242,798
America Movil SA de CV (Series "L")                                3,669,920           5,632,867
Axtel SA de CV (Series "CPO")(a)                                      77,100              36,550
Banco Compartamos SA de CV                                            97,800             158,091
Carso Global Telecom SA de CV (Series "A1")(a)                        98,400             380,065
Carso Infraestructura y Construccion SA(a)                           358,400             203,328
Cemex SAB de CV (Series "CPO")(a)                                  2,946,918           2,210,045
Coca-Cola Femsa SA de CV (Series "L")                                 30,200             103,033
Consorcio ARA SA de CV                                                37,200              15,322
Controladora Comercial Mexicana SA de CV                              40,400              11,397
Corporacion GEO SA de CV (Series "B")(a)                              66,100              89,794
Corporacion Moctezuma SA de CV                                        27,500              43,855
Desarrolladora Homex SA de CV(a)                                      25,100              96,908
Division DINE SA de CV(a)                                             78,400              48,073
Embotelladoras Arca SA                                                16,000              34,792
Empresas ICA SA de CV(a)                                             196,200             274,459
Fomento Economico Mexicano SA de CV
(Series "UBD")                                                       379,500             958,520
Gruma SAB (Class "B" Shares)(a)                                       21,445              13,999
Grupo Aeroportuario del Centro Norte SAB de CV                        37,000              39,106
Grupo Aeroportuario del Pacifico SA de CV
(Class "B" Shares)                                                    41,500              73,857
Grupo Aeroportuario del Sureste SAB de CV
(Class "B" Shares)                                                    28,800              89,528
Grupo Bimbo SA de CV (Series "A")                                     89,900             428,278
Grupo Carso SA de CV (Series "A1")                                   217,000             594,463
Grupo Elektra SA de CV                                                 8,300             222,544
Grupo Financiero Banorte SA de CV
(Class "O" Shares)                                                   702,400           1,342,844
Grupo Financiero Inbursa SA de CV
(Class "O" Shares)                                                   409,700           1,146,237
Grupo Iusacell SA de CV(a)                                             6,533              18,760
Grupo Lamosa SA(a)                                                    47,773              55,616
Grupo Mexico SA de CV (Series "B")                                 1,560,291           1,394,470
Grupo Modelo SA de CV (Series "C")                                   154,200             467,364
Grupo Televisa SA (Series "CPO")                                     293,000           1,015,566
Impulsora del Desarrollo y el Empleo en America Latina SA
de CV (Series "B1")(a)                                               484,900             414,525
Industrias CH SA (Series "B")(a)                                      25,700              53,327
Industrias Penoles SA de CV                                           45,400             407,691
Kimberly-Clark de Mexico SA de CV                                     73,000             237,707
Mexichem SA de CV                                                    210,096             210,627
Organizacion Soriana SAB de CV
(Class "B" Shares)(a)                                                 30,500              60,443
Promotora y Operadora de Infraestructura SA
de CV(a)                                                              77,700             114,731
Telefonos de Mexico SA de CV (Series "A")                              6,500               5,557
Telefonos de Mexico SA de CV (Series "L")                          1,021,000             912,493
Telmex Internacional SAB de CV
(Class "A" Shares)                                                     6,500               3,278
Telmex Internacional SAB de CV
(Class "L" Shares)                                                 1,134,200             602,027
TV Azteca SA de CV (Series "CPO")                                    153,000              71,937
Urbi Desarrollos Urbanos SA de CV(a)                                  35,900              50,220
Vitro SA de CV (Series "A")                                           34,900              18,986
Wal-Mart de Mexico SA de CV (Series "V")                             469,100           1,252,270
------------------------------------------------------------------------------------------------
                                                                                    $ 21,858,348
------------------------------------------------------------------------------------------------
Morocco -- 1.7%
------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                     20,500        $    645,536
Banque Centrale Populaire                                                590             157,491
Banque Marocaine du Commerce Exterieur (BMCE)                         24,800             777,626
Banque Marocaine pour le Commerce et L' Industrie (BMCI)                 760              83,397
Centrale Laitiere                                                         85              67,364
Ciments du Maroc                                                         800             137,984
Compagnie Generale Immobiliere                                           360              85,924
Credit Immobilier et Hotelier                                          1,440              75,180
Douja Promotion Groupe Addoha SA                                      52,000             828,816
Holcim Maroc SA                                                          450              99,872
Lafarge Ciments                                                        1,250             255,641
Managem                                                                  755              27,497
Maroc Telecom                                                         57,940           1,182,890
ONA SA                                                                 5,860             988,876
RISMA(a)                                                               1,900              71,716
Samir                                                                  1,180              96,442
Societe des Brasseries du Maroc                                          225              44,261
Societe Nationale d'Investissement                                     1,725             346,294
SONASID (Societe Nationale de Siderurgie)                                580             214,615
Wafa Assurance                                                           100              24,561
------------------------------------------------------------------------------------------------
                                                                                    $  6,211,983
------------------------------------------------------------------------------------------------
Nigeria -- 0.9%
------------------------------------------------------------------------------------------------
Access Bank Nigeria Plc                                            1,189,100        $     80,721
Afribank Nigeria Plc                                                 477,146              62,755
African Petroleum Plc                                                285,989             710,181
Ashaka Cement Plc(a)                                                 221,861              55,588
Dangote Sugar Refinery Plc                                           559,032              75,852
Ecobank Transnational Inc.                                           465,000             159,710
First Bank of Nigeria Plc                                          1,958,208             334,409
Guaranty Trust Bank Plc                                            1,639,690             203,533
Guiness Nigeria Plc                                                  147,075             107,776
Intercontinental Bank Plc                                          1,500,300             217,461
Nigerian Breweries Plc                                               538,200             147,102
Oando Plc                                                            141,000             175,034
Oceanic Bank International Plc                                       510,200              59,386
UAC of Nigeria Plc                                                   300,000             105,573
Unilever Nigeria Plc(a)                                              270,000              38,516
Union Bank of Nigeria Plc                                            627,440             158,806
United Bank for Africa Plc                                           657,439              97,136
West African Portland Cement Co., Plc                                464,033             120,382
Zenith Bank Ltd.(a)                                                  838,275             178,196
------------------------------------------------------------------------------------------------
                                                                                    $  3,088,117
------------------------------------------------------------------------------------------------
Oman -- 0.7%
------------------------------------------------------------------------------------------------
Ahli Bank(a)                                                          90,000        $     47,194
Al Jazeira Services Co.                                              119,160              36,154
Bank Dhofar SAOG                                                      49,920              51,433
Bank Muscat SAOG                                                     159,345             374,934
Bank Sohar(a)                                                        322,000             138,377
Dhofar International Development & Investment Holding Co.             27,600              27,950
Galfar Engineering & Contracting SAOG                                 62,800             121,249
National Bank of Oman Ltd.                                           184,410             185,477
Oman Cables Industry SAOG                                             33,600             139,526
Oman Cement Co., SAOG                                                 58,100              50,005
Oman Flour Mills Co., Ltd. SAOG                                       16,410             105,349
Oman International Bank SAOG                                         146,750              91,095
Oman National Investment Corp. Holdings                               18,200              17,874
Oman Telecommunications Co.                                          156,550             680,812
Ominvest                                                              17,640              20,159
Raysut Cement Co., SAOG                                               67,700             220,184
Renaissance Holdings Co.                                             156,673             285,737
Shell Oman Marketing Co.                                              11,900              58,727
------------------------------------------------------------------------------------------------
                                                                                    $  2,652,236
------------------------------------------------------------------------------------------------
Pakistan -- 0.7%
------------------------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                                           15,500        $     22,704
Allied Bank Ltd.                                                     106,840              47,694
Arif Habib Securities Ltd.                                            21,875              12,466
Azgard Nine Ltd.                                                     409,500              96,422
Bank Alfalah Ltd.                                                    108,301              26,102
Bank of Punjab(a)                                                    204,500              62,254
D.G. Khan Cement Co., Ltd.(a)                                        215,300              65,225
EFU General Insurance Ltd.                                            13,800              17,378
Engro Chemical Pakistan Ltd.                                         233,000             324,254
Fauji Fertilizer Bin Qasim Ltd.                                       58,000              16,232
Fauji Fertilizer Co., Ltd.                                            67,500              83,005
Hub Power Co., Ltd.                                                  604,700             100,085
Indus Motor Co., Ltd.                                                 24,000              26,525
Kot Addu Power Co., Ltd.                                             218,000             101,233
Lucky Cement Ltd.(a)                                                  93,500              41,659
Muslim Commercial Bank Ltd.                                          240,275             436,875
National Bank of Pakistan                                            176,412             126,562
Nishat Mills Ltd.                                                    111,500              40,168
Oil & Gas Development Co., Ltd.                                      357,100             414,262
Packages Ltd.(a)                                                      11,500              12,572
Pakistan Oil Fields Ltd.                                              24,000              45,072
Pakistan Petroleum Ltd.                                               56,485              84,362
Pakistan State Oil Co., Ltd.                                          16,900              55,535
Pakistan Telecommunication Co., Ltd.(a)                              826,100             323,988
SUI Northern Gas Pipelines Ltd.                                      211,000              72,347
SUI Southern Gas Co., Ltd.                                           158,500              27,749
United Bank Ltd.                                                      35,625              18,752
------------------------------------------------------------------------------------------------
                                                                                    $  2,701,482
------------------------------------------------------------------------------------------------
Peru -- 1.5%
------------------------------------------------------------------------------------------------
Alicorp SA                                                           384,800        $    200,221
Austral Group SA(a)                                                  658,650              47,123
Cia de Minas Buenaventura SA                                           1,600              19,746
Cia de Minas Buenaventura SA (ADR)                                    52,080             658,291
Cia Minera Atacocha SA (Class "B" Shares)
(PFD Shares)                                                          39,750              13,315
Cia Minera Milpo SA                                                  179,557             254,007
Credicorp Ltd.                                                        25,970           1,014,205
Edegel SA                                                          1,180,000             460,488
Edelnor SA                                                           108,248              80,966
Empresa Agroindustrial Casa Grande SA(a)                              69,120              53,947
Energia del Sur SA                                                    39,900             168,683
Ferreyros SA                                                         294,824             239,694
Grana y Montero SA                                                   210,612             204,790
Luz del Sur SAA                                                       90,550             113,371
Minsur SA                                                            162,200             192,003
Sociedad Minera Cerro Verde SA                                         8,490              76,580
Sociedad Minera el Brocal SA                                           8,970              49,299
Southern Copper Corp.                                                 89,950           1,309,240
Volcan Cia Minera SA (Class "B" Shares)                              273,761             129,981
------------------------------------------------------------------------------------------------
                                                                                    $  5,285,950
------------------------------------------------------------------------------------------------
Philippines -- 1.5%
------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                      3,911,000        $    441,155
Alliance Global Group, Inc.(a)                                     1,460,000              59,980
Altlas Consolidated Mining & Development Corp.(a)                    500,000              48,905
Ayala Corp.                                                           55,996             269,401
Ayala Land, Inc.                                                   1,570,800             190,572
Banco De Oro                                                         338,020             187,555
Bank of the Philippine Islands                                       378,600             313,461
Filinvest Land, Inc.                                               3,449,000              29,959
First Gen Corp.(a)                                                    73,300              20,704
First Philippine Holdings Corp.                                       70,100              26,009
Globe Telecom, Inc.                                                    6,540             121,447
Holcim Philippines, Inc.                                           1,492,000             107,990
International Container Terminal Services, Inc.                      388,900             112,830
JG Summit Holding, Inc.                                            2,411,900             123,450
Jollibee Foods Corp.                                                 143,300             135,485
Manila Electric Co.                                                  178,200             215,178
Manila Water Co.                                                     254,600              63,682
Megaworld Corp.                                                    2,476,800              40,017
Metropolitan Bank & Trust Co.                                        261,600             138,462
Philex Mining Corp.                                                3,213,700             334,991
Philippine Long Distance Telephone Co.                                26,620           1,089,037
PNOC Energy Development Corp.                                      3,240,800             196,756
Robinsons Land Corp.                                                 411,400              47,094
San Miguel Corp. (Class "B" Shares)                                  649,500             669,261
SM Investments Corp.                                                  53,938             218,525
SM Prime Holdings, Inc.                                              893,799             153,844
Universal Robina Corp.                                               349,600              37,269
------------------------------------------------------------------------------------------------
                                                                                    $  5,393,019
------------------------------------------------------------------------------------------------
Poland -- 2.8%
------------------------------------------------------------------------------------------------
Agora SA                                                              28,530        $    201,576
AmRest Holdings NV(a)                                                  4,410              74,693
Bank Handlowy w Warszawie SA                                           4,170              67,267
Bank Millennium SA                                                   176,600             251,193
Bank Pekao SA                                                         21,488             977,300
Bank Zachodni WBK SA                                                   5,900             260,170
Bioton SA(a)                                                       1,980,100             280,754
BRE Bank SA(a)                                                         1,603             107,984
Budimex SA(a)                                                          4,100              92,642
Cersanit-Krasnystaw SA(a)                                             40,950             192,162
Ciech SA                                                               1,850              26,746
Cinema City International NV(a)                                        5,300              26,762
Debica SA                                                              2,520              36,487
Dom Development SA                                                     7,570              41,543
Echo Investment SA(a)                                                 31,000              27,598
Elektrobudowa SA                                                       1,000              64,180
Eurocash SA                                                           23,000              71,105
Farmacol SA(a)                                                         4,040              30,601
Getin Holding SA(a)                                                   57,150             119,125
Globe Trade Centre SA(a)                                              21,590             127,459
Grupa Kety SA                                                          1,090              19,748
Grupa Lotos SA(a)                                                     26,453             187,233
ING Bank Slaski SA w Katowicach                                          805             115,200
KGHM Polska Miedz SA                                                  26,080             289,480
LPP SA(a)                                                                275              92,389
Mostostal Zabrze - Holding SA(a)                                      26,460              30,982
Mostostal-Export SA(a)                                                44,200              34,878
Mostostal-Warszawa SA(a)                                               3,160              56,979
Multimedia Polska SA                                                  37,040              79,309
Netia SA(a)                                                           85,915              60,861
NG2 SA(a)                                                              3,810              55,237
Orbis SA                                                              11,830             161,731
PBG SA(a)                                                              5,190             365,937
Polimex Mostostal SA                                                 246,500             273,130
Polish Oil & Gas                                                     228,200             273,472
Polnord SA(a)                                                          1,920              20,265
Polska Grupa Farmaceutyczna SA(a)                                      3,200              28,230
Polski Koncern Naftowy Orlen SA                                       81,960             835,745
Powszechna Kasa Oszczednosci Bank Polski SA                           97,060           1,096,566
Przedsiebiorstwo Eksportu i Importu KOPEX SA(a)                       13,800              60,325
Softbank SA                                                           25,273             426,476
Telekomunikacja Polska SA                                            257,420           1,945,108
TVN SA                                                                94,250             471,335
Zaklad Przetworstwa Hutniczego Stalprodukt SA                            530              73,134
Zaklady Azotowe Pulawy SA                                              1,500              30,534
Zaklady Chemiczne Police SA(a)                                         9,600              33,162
------------------------------------------------------------------------------------------------
                                                                                    $ 10,194,793
------------------------------------------------------------------------------------------------
Qatar -- 1.3%
------------------------------------------------------------------------------------------------
Barwa Real Estate Co.                                                 12,993        $    128,896
Commercial Bank of Qatar                                              21,957             408,060
Doha Bank Ltd.                                                        15,676             191,498
First Finance Co.(a)                                                  29,000             214,815
Industries Qatar                                                      31,435             950,540
Masraf Al Rayan                                                       53,100             186,949
Qatar Electricity & Water Co.                                          5,820             132,609
Qatar Fuel                                                             5,770             242,001
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)                            56,100             375,166
Qatar Insurance Co.                                                    3,220              84,928
Qatar International Islamic Bank(a)                                   11,943             206,781
Qatar Islamic Bank                                                    13,537             353,747
Qatar National Bank                                                   12,914             550,553
Qatar National Navigation                                             10,580             249,893
Qatar Real Estate Investment Co.(a)                                    2,760              21,976
Qatar Shipping Co.                                                     9,636             109,315
Qatar Telecom QSC                                                     10,202             406,247
United Development Co.                                                 4,780              36,137
------------------------------------------------------------------------------------------------
                                                                                    $  4,850,111
------------------------------------------------------------------------------------------------
Romania -- 0.6%
------------------------------------------------------------------------------------------------
Antibiotice SA                                                       409,100        $     62,246
Banca Comerciala Carpatica Sibiu(a)                                  110,544               8,070
Banca Transilvania(a)                                                634,196             364,376
Biofarm Bucuresti(a)                                               1,919,988              51,590
BRD-Group Societe Generale                                           382,280           1,011,542
Flamingo International SA(a)                                         900,700              19,667
Impact SA(a)                                                       2,532,902              18,984
Rompetrol Rafinare SA(a)                                           2,930,500              23,820
SNP Petrom SA                                                      7,469,400             422,331
Transelectrica SA                                                     34,000             149,076
Turbomechanica SA(a)                                                 347,300              12,512
------------------------------------------------------------------------------------------------
                                                                                    $  2,144,214
------------------------------------------------------------------------------------------------
Russia -- 6.7%
------------------------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                               59,000        $    129,984
AvtoVAZ                                                              263,394              71,865
Central Telecommunication Co.                                         85,700              17,140
Cherepovets MK Severstal                                               2,900              10,017
Cherepovets MK Severstal (GDR)(144A)                                  24,050              83,489
Comstar United Telesystems (GDR)                                      18,350              51,396
CTC Media, Inc.(a)                                                    28,300             209,420
Evraz Group SA (GDR)(144A)                                             4,850              75,141
Federal Grid Co. Unified Energy System JSC(a)                     10,725,782              31,105
Gazprom Neft                                                           5,000              11,405
Gazprom Neft (ADR)                                                     1,800              22,140
Holding MRSK OAO(a)                                                  911,500              19,369
Holding MRSK OAO (PDF Shares)(a)                                     163,649               3,355
Irkutskenergo                                                        327,400             123,362
JSC MMC Norilsk Nickel (ADR)                                          60,400             606,008
JSC Severstal-Avto                                                     9,262              88,690
KamAZ(a)                                                             127,700             194,588
Kuzbassenergo(a)                                                     742,008               2,467
Lebedyansky(a)                                                         1,510             112,028
LUKOIL                                                                   890              33,818
LUKOIL (ADR)                                                          50,050           1,919,932
Magnitogorsk Iron & Steel Works (GDR)(144A)                            3,500              10,362
Mechel (ADR)                                                          22,400             205,408
Mining & Metallurgical Co.                                             2,680             259,511
Mobile TeleSystems                                                   148,700             732,264
Mobile TeleSystems (ADR)                                               2,200              86,130
Mosenergo(a)                                                         971,603              29,148
NovaTek OAO (GDR)(144A)                                               20,050             792,895
Novolipetsk Steel (GDR)                                               21,400             201,160
Novolipetsk Steel (GDR)(144A)                                          6,536              61,563
OAO Gazprom                                                           73,400             361,563
OAO Gazprom (ADR)                                                    284,750           5,667,947
OAO Inter Rao Ues(a)                                              44,433,554              11,108
OAO Rosneft Oil Co.                                                   24,700             114,292
OAO Rosneft Oil Co. (GDR)                                            291,500           1,339,787
OAO Seventh Continent(a)                                              16,900             227,305
OAO TGK-1(a)                                                      40,579,546               4,504
OAO TGK-10(a)                                                             99                 150
OAO TGK-13(a)                                                      1,829,031               2,683
OAO TMK (GDR)(144A)                                                   13,200             141,502
OGK-1(a)                                                           1,021,060               7,544
OGK-2(a)                                                             531,535               5,439
OGK-3                                                                967,658              12,404
OGK-4 OJSC(a)                                                      1,090,428              16,475
Pegas Nonwovens SA                                                    11,200             114,346
PIK Group (GDR)(a)                                                    44,400             266,376
Polyus Gold                                                              800              18,057
Polyus Gold (ADR)                                                      5,600              61,975
Progress Capital OAO(a)                                                1,531               9,913
RAO Energy System of East OAO(a)                                     911,500               1,003
RAO Energy System of East OAO (PDF Shares)(a)                        163,649                 327
Raspadskaya                                                            8,400              17,788
RBC Information Systems(a)                                            54,450              79,390
Rostelecom                                                            39,000             278,556
Rostelecom (ADR)                                                      12,400             461,900
RusHydro(a)                                                        3,665,088              68,475
Sberbank                                                           2,601,800           2,846,309
Sberbank (PFD Shares)                                                539,250             243,623
Sistema JSFC                                                         104,800              73,360
Sistema JSFC (GDR)                                                    41,430             312,701
Sitronics (GDR)(a)                                                     9,050               5,656
Slavneft-Megionneftegas(a)                                             1,400              10,188
Surgutneftegaz                                                       163,200             104,370
Surgutneftegaz (ADR)                                                 161,860           1,046,221
Surgutneftegaz (PFD Shares)                                          914,700             214,495
Tatneft                                                               27,900              47,856
Tatneft (144A)(GDR)                                                   14,190             621,556
TGC-5 JSC(a)                                                      84,535,350              12,680
TGC-6(a)                                                          16,266,446               1,919
TGK-2(a)                                                          13,779,634               3,004
TGK-4(a)                                                          16,839,141               6,601
TGK-8(a)                                                             360,630                 426
TGK-9(a)                                                          71,467,037               3,716
TGK-11(a)                                                            911,500               5,075
TGK-11 (PFD Shares)(a)                                               163,649                 911
TGK-14(a)                                                         10,309,745                 722
Transneft                                                                470             154,950
Uralsvyazinform                                                    2,952,700              39,374
Vimpel-Communications (ADR)                                           80,740           1,170,730
Volga Territorial Generation Co.(a)                                  354,929               3,409
VTB Bank OJSC                                                     31,700,000             105,086
VTB Bank OJSC (GDR)(144A)                                            338,450           1,068,470
WGC-6                                                                619,467               5,606
Wimm-Bill-Dann Foods OJSC (ADR)(a)                                     2,665             117,100
X5 Retail Group NV (GDR)(a)                                           38,144             391,573
------------------------------------------------------------------------------------------------
                                                                                    $ 24,103,656
------------------------------------------------------------------------------------------------
Slovenia -- 0.8%
------------------------------------------------------------------------------------------------
Gorenje DD                                                             8,720        $    192,102
KRKA DD                                                               13,210           1,117,721
Luka Koper                                                            10,030             449,929
Mercator Poslovni Sistem                                                 552             135,879
Petrol                                                                   460             214,794
Sava DD                                                                  360             119,352
Telekom Slovenije DD                                                   2,840             664,670
------------------------------------------------------------------------------------------------
                                                                                    $  2,894,447
------------------------------------------------------------------------------------------------
South Africa -- 6.5%
------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                       35,150        $    367,754
Adcock Ingram Holdings Ltd.(a)                                        33,300             116,507
Adcorp Holdings Ltd.                                                  16,900              41,509
AECI Ltd.                                                              6,330              34,306
African Bank Investments Ltd.                                         86,814             238,037
African Rainbow Minerals Ltd.                                          4,800              49,114
Allan Gray Property Trust                                             84,300              44,798
Allied Electronics Corp. Ltd.                                         17,182              42,170
Allied Electronics Corp. Ltd. (PFD Shares)                            69,600             165,868
Anglo Platinum Ltd.                                                    7,180             296,672
AngloGold Ashanti Ltd.                                                27,271             518,236
Aspen Pharmacare Holdings Ltd.(a)                                     57,031             199,471
Aveng Ltd.                                                           113,790             562,582
AVI Ltd.                                                              32,000              50,389
Barloworld Ltd.                                                       50,920             297,535
Basil Read Holdings Ltd.                                              16,800              31,464
Bell Equipment Ltd.                                                   13,500              19,303
Bidvest Group Ltd.                                                    95,739           1,021,078
British American Tobacco PLC(a)                                       20,140             548,488
Cashbuild Ltd.                                                         9,600              53,595
DataTec Ltd.(a)                                                       60,700              95,428
Discovery Holdings Ltd.                                               41,945             103,049
ElementOne Ltd.(a)                                                    44,850              56,926
Eqstra Holdings Ltd.(a)                                               16,480              17,491
FirstRand Ltd.                                                       461,850             670,930
Foschini Ltd.                                                         30,100             123,824
Gold Fields Ltd.                                                      69,435             483,372
Grindrod Ltd.                                                         64,300              92,229
Group Five Ltd.                                                       27,660             116,837
Growthpoint Properties Ltd.                                           95,900             128,121
Harmony Gold Mining Co., Ltd.(a)                                      31,910             233,380
Highveld Steel & Vanadium Corp. Ltd.                                   4,400              27,151
Hyprop Investments Ltd.                                               28,000             101,947
Illovo Sugar Ltd.                                                     27,600              61,792
Impala Platinum Holdings Ltd.                                         86,320             900,982
Imperial Holdings Ltd.                                                16,480              94,103
Investec Ltd.                                                         16,000              78,940
JD Group Ltd.                                                         17,090              49,173
JSE Ltd.                                                              15,200              78,576
Kumba Iron Ore Ltd.                                                    7,860             103,510
Kumba Resources Ltd.                                                   7,110              46,936
Liberty Group Ltd.                                                    18,600             116,960
Massmart Holdings Ltd.                                                54,600             489,773
Medi-Clinic Corp. Ltd.                                                52,200              89,511
Merafe Resources Ltd.(a)                                             153,100              17,595
Metorex Ltd.(a)                                                       44,100              24,519
Metropolitan Holdings Ltd.                                            38,600              39,616
Mittal Steel South Africa Ltd.                                        17,640             166,736
Mondi Ltd.                                                             9,900              41,635
Mr. Price Group Ltd.                                                  72,100             177,152
MTN Group Ltd.                                                       380,440           4,272,002
Murray & Roberts Holdings Ltd.                                       108,150             732,178
Mvelaphanda Group Ltd.                                                65,900              33,786
Mvelaphanda Resources Ltd.(a)                                          5,700              16,822
Nampak Ltd.                                                           32,738              44,577
Naspers Ltd. (Class "N" Shares)                                       67,692           1,126,955
Nedbank Group Ltd.                                                    39,630             384,693
Netcare Ltd.(a)                                                      280,550             197,056
New Clicks Holdings Ltd.                                              89,300             145,271
Northam Platinum Ltd.                                                 14,400              45,263
Pangbourne Properties Ltd.                                            28,800              35,563
Pick'n Pay Holdings Ltd.                                              36,500              50,359
Pick'n Pay Stores Ltd.                                                45,170             142,787
Pretoria Portland Cement Co., Ltd.                                    51,833             159,558
Raubex Group Ltd.                                                     30,000              77,360
Reinet Investments SCA(a)                                             31,594              40,078
Remgro Ltd.                                                           49,600             361,926
Reunert Ltd.                                                          49,160             248,028
RMB Holdings Ltd.                                                    128,900             300,406
Sanlam Ltd.                                                          201,890             331,321
Santam Ltd.                                                            5,583              40,803
Sappi Ltd.                                                            34,380             211,947
Sasol Ltd.                                                            56,220           1,659,497
Shoprite Holdings Ltd.                                                46,300             244,393
Spar Group Ltd.                                                       23,600             137,289
Standard Bank Group Ltd.                                             121,821             967,294
Steinhoff International Holdings Ltd.                                222,040             323,664
Sun International Ltd.                                                11,182              93,024
Telkom South Africa Ltd.                                              48,450             525,842
Tiger Brands Ltd.                                                     33,300             482,756
Tongaat-Hulett                                                         4,439              24,656
Truworths International Ltd.                                          50,900             172,914
Wilson Bayly Holmes-Ovcon Ltd.                                        11,900             139,254
Woolworths Holdings Ltd.                                             160,409             185,165
------------------------------------------------------------------------------------------------
                                                                                    $ 23,481,557
------------------------------------------------------------------------------------------------
South Korea -- 6.2%
------------------------------------------------------------------------------------------------
Amorepacific Corp.                                                       418        $    183,730
Cheil Industries, Inc.                                                 5,650             184,412
CJ CheilJedang Corp.(a)                                                  596              69,396
CJ Corp.(a)                                                              504              13,498
CJ Home Shopping                                                       1,580              45,276
Daegu Bank                                                             7,550              38,393
Daelim Industrial Co., Ltd.                                            1,670              48,214
Daewoo Engineering & Construction Co., Ltd.                           12,241              84,964
Daewoo International Corp.                                             3,370              37,364
Daewoo Motor Sales Corp.                                               1,870              13,684
Daewoo Securities Co., Ltd.                                            9,010              85,691
Daewoo Shipbuilding & Marine Engineering
Co., Ltd.                                                              5,530              52,102
Daewoong Pharmaceutical Co., Ltd.                                        597              17,731
Daishin Securities Co.                                                 2,920              32,390
DC Chemical Co., Ltd.                                                  1,320             215,884
Dong-A Pharmaceutical Co., Ltd.                                          510              31,645
Dongbu Insurance Co., Ltd.                                             1,640              16,697
Dongkuk Steel Mill Co., Ltd.                                           4,530              73,663
Doosan Corp.(a)                                                          560              40,619
Doosan Heavy Industries & Construction Co., Ltd.                       2,570             113,260
Doosan Infracore Co., Ltd.                                             2,650              22,572
GLOVIS Co., Ltd.                                                       1,680              74,974
GS Engineering & Construction Corp.                                    3,290             156,261
GS Holdings Corp.                                                      3,700              73,856
Hana Financial Group, Inc.                                            17,030             270,457
Hanarotelecom, Inc.(a)                                                22,600             103,125
Hanjin Heavy Industries & Construction Co., Ltd.                       1,994              28,362
Hanjin Shipping Co., Ltd.                                              7,370              96,940
Hankook Tire Co., Ltd.                                                21,040             203,652
Hanmi Pharm Co., Ltd.                                                  2,048             123,372
Hanwha Chemical Corp.                                                 18,100              78,539
Hanwha Corp.                                                           9,490             148,706
Hite Brewery Co., Ltd.(a)                                                382              51,044
Hite Holdings Co., Ltd.                                                  482               8,480
Honam Petrochemical Corp.                                              1,770              72,452
Hotel Shilla Co., Ltd.                                                 1,500              15,064
Hynix Semiconductor, Inc.(a)                                          20,040             171,687
Hyosung Corp.                                                          1,880              44,787
Hyundai Department Store Co., Ltd.                                       915              44,717
Hyundai Development Co.                                                7,860             212,696
Hyundai Engineering & Construction Co., Ltd.                           5,370             220,490
Hyundai Heavy Industries Co., Ltd.                                     2,155             284,697
Hyundai Marine & Fire Insurance Co., Ltd.                              2,000              17,004
Hyundai Merchant Marine Co., Ltd.                                     11,620             309,114
Hyundai Mipo Dockyard Co., Ltd.                                          775              66,538
Hyundai Mobis                                                          4,500             264,286
Hyundai Motor Co.                                                     11,430             528,167
Hyundai Securities Co., Ltd.                                           7,970              48,886
Hyundai Steel Co.                                                      4,260             123,595
IIl Yang Pharmaceutical Co., Ltd.                                      1,650              16,663
Industrial Bank of Korea                                               9,380              53,920
Kangwon Land, Inc.                                                     7,240              74,098
KB Financial Group, Inc.(a)                                           19,400             466,602
KB Financial Group, Inc. (ADR)(a)                                      7,200             177,192
KCC Corp.                                                                245              47,810
Kia Motors Corp.(a)                                                   13,390             112,795
KISCO Corp.(a)                                                           921              14,411
Komipharm International Co., Ltd.(a)                                   1,200              33,485
Korea Electric Power Corp.                                            32,420             644,206
Korea Exchange Bank                                                   15,760              87,665
Korea Express Co., Ltd.(a)                                             1,760             115,257
Korea Gas Corp.                                                        5,680             213,899
Korea Investment Holdings Co., Ltd.                                    6,490             133,165
Korea Iron & Steel Co., Ltd.                                             279               5,444
Korea Line Corp.                                                         600              32,181
Korea Zinc Co., Ltd.                                                     740              37,084
Korean Air Lines Co., Ltd.                                             5,502             155,713
Korean Reinsurance Co.                                                 2,703              15,087
KT Corp.                                                              22,720             578,352
KT Corp. (ADR)                                                         7,675              96,321
KT Freetel Co., Ltd.(a)                                                9,390             196,905
KT&G Corp.                                                            10,495             673,607
LG Chem Ltd.                                                           5,527             335,532
LG Corp.                                                               7,220             288,970
LG Dacom Corp.                                                         4,150              58,668
LG Display Co., Ltd.                                                  13,010             241,207
LG Electronics, Inc.                                                   6,430             480,068
LG Household & Health Care Ltd.                                          580              82,857
LG Life Sciences Ltd.(a)                                                 930              22,092
LG Telecom Ltd.                                                       36,265             258,513
LIG Insurance Co., Ltd.                                                1,700              19,796
Lotte Shopping Co., Ltd.                                                 765             104,665
LS Cable Ltd.                                                          1,130              47,730
Macquarie Korea Infrastructure Fund                                   30,660             112,869
MegaStudy Co., Ltd.                                                      200              22,483
Meritz Fire & Marine Insurance Co., Ltd.                               3,920              14,391
Mirae Asset Securities Co., Ltd.                                       1,600              79,918
Namhae Chemical Corp.                                                  2,480              26,304
Namkwang Engineering & Construction Co., Ltd.(a)                       1,600              15,031
NHN Corp.(a)                                                           3,375             359,183
POSCO                                                                  6,557           1,805,990
Pusan Bank                                                            12,700              64,875
S-Oil Corp.                                                            5,785             293,103
S1 Corp.                                                               1,050              35,692
Samsung Card Co., Ltd.                                                 1,160              27,374
Samsung Corp.                                                         10,590             339,332
Samsung Electro-Mechanics Co., Ltd.                                    2,450              72,157
Samsung Electronics Co., Ltd.                                          7,251           3,057,046
Samsung Electronics Co., Ltd. (PFD Shares)                             1,268             332,996
Samsung Engineering Co., Ltd.                                          1,220              48,794
Samsung Fine Chemicals Co., Ltd.                                         850              23,485
Samsung Fire & Marine Insurance Co., Ltd.                              3,885             514,549
Samsung Heavy Industries Co., Ltd.                                     8,410             129,513
Samsung SDI Co., Ltd.(a)                                               1,670              93,768
Samsung Securities Co., Ltd.                                           6,340             322,440
Samsung Techwin Co., Ltd.                                              2,240              47,479
SFA Engineering Corp.                                                  1,480              29,492
Shinhan Financial Group Co., Ltd.                                     30,320             737,649
Shinsegae Co., Ltd.                                                    1,422             499,103
SK Chemicals Co., Ltd.                                                 2,160              33,232
SK Energy Co., Ltd.                                                    6,249             359,500
SK Holdings Co., Ltd.                                                  3,665             245,821
SK Networks Co., Ltd.(a)                                               1,870              11,902
SK Telecom Co., Ltd.                                                   5,065             803,911
SK Telecom Co., Ltd. (ADR)                                             9,450             162,635
STX Corp.                                                                390               6,036
STX Engine Co., Ltd.                                                   1,110              12,183
STX Pan Ocean Co., Ltd.                                               98,000              53,417
STX Shipbuilding Co., Ltd.                                             1,570              18,154
Taihan Electric Wire Co., Ltd.                                           660               9,404
Tong Yang Investment Bank                                              5,665              23,361
Tong Yang Major Corp.(a)                                               6,490              11,981
Woongjin Coway Co., Ltd.                                               3,650              75,106
Woori Finance Holdings Co., Ltd.                                      13,960              74,912
Woori Investment & Securities Co., Ltd.                                3,500              32,696
Yuhan Corp.                                                              511              74,333
------------------------------------------------------------------------------------------------
                                                                                    $ 22,298,693
------------------------------------------------------------------------------------------------
Taiwan -- 6.6%
------------------------------------------------------------------------------------------------
Acer, Inc.                                                           247,848        $    319,686
Advanced Semiconductor Engineering, Inc.                             434,677             185,091
Altek Corp.                                                           90,078              89,403
Ambassador Hotel                                                      58,000              42,094
AmTRAN Technology Co., Ltd.                                           68,522              19,606
Asia Cement Corp.                                                    233,539             138,372
Asia Optical Co., Inc.                                                30,601              40,203
Asustek Computer, Inc.                                               273,327             391,501
AU Optronics Corp.                                                   574,532             401,177
BES Engineering Corp.                                                297,000              49,720
Capital Securities Corp.                                             143,055              27,083
Catcher Technology Co., Ltd.                                          88,770             225,400
Cathay Financial Holding Co., Ltd.                                   624,765             670,992
Cathay Real Estate Development Co., Ltd.                              71,000              15,494
Chang Hwa Commercial Bank                                            768,000             294,199
Cheng Shin Rubber Industry Co., Ltd.                                 126,810             141,362
Chi Mei Optoelectronics Corp.                                        455,427             167,544
Chicony Electronics Co., Ltd.                                         38,520              47,834
China Airlines(a)                                                    237,640              56,865
China Development Financial Holding Corp.                          1,108,376             217,844
China Life Insurance Co., Ltd.(a)                                     96,300              33,240
China Motor Corp.                                                    186,315              63,357
China Petrochemical Development Corp.(a)                             137,800              24,718
China Steel Corp.                                                    830,357             599,684
Chinatrust Financial Holding Co., Ltd.                               757,988             216,524
Chinese Maritime Transport Ltd.                                       26,000              37,366
Chong Hong Construction Co., Ltd.                                     32,639              20,074
Chung Hung Steel Corp.                                                60,000              18,802
Chunghwa Picture Tubes Ltd.                                          356,000              36,067
Chunghwa Telecom Co., Ltd.                                           907,838           1,502,047
Chunghwa Telecom Co., Ltd. (ADR)                                      13,552             223,066
Clevo Co.                                                             45,150              33,043
CMC Magnetics Corp.(a)                                               105,000              14,421
Compal Electronics, Inc.                                             216,708             155,540
Coretronic Corp.                                                      62,505              40,034
D-Link Corp.                                                          25,801              17,664
Delta Electronics, Inc.                                              157,947             358,450
Dynapack International Technology Corp.                               23,069              58,276
E.Sun Financial Holding Co., Ltd.                                    206,960              48,115
Elan Microelectronics Corp.                                           30,000              19,304
Epistar Corp.                                                         24,472              28,609
EVA Airways Corp.(a)                                                 367,000              88,999
Evergreen International Storage & Transport Corp.                     79,000              33,634
Evergreen Marine Corp.                                               273,050             140,305
Everlight Electronics Co., Ltd.                                       23,642              35,727
Far Eastern Department Stores Ltd.                                   136,500              61,732
Far Eastern Textile Ltd.                                             182,977             106,201
Far EasTone Telecommunications Co., Ltd.                             231,074             244,849
Faraday Technology Corp.                                              29,289              30,956
Farglory Land Development Co., Ltd.                                   20,252              12,644
Federal Corp.                                                         77,625              25,016
Feng Hsin Iron & Steel Co., Ltd.                                      43,260              30,350
First Financial Holding Co., Ltd.                                    516,727             243,696
First Steamship Co., Ltd.                                             27,000              22,438
Formosa Chemicals & Fibre Corp.                                      465,000             751,721
Formosa International Hotels Corp.                                     7,700              52,800
Formosa Petrochemical Corp.                                          164,000             374,698
Formosa Plastics Corp.                                               442,000             745,930
Formosa Taffeta Co., Ltd.                                            169,000              99,599
Formosan Rubber Group, Inc.                                          108,000              35,957
Foxconn Technology Co., Ltd.                                          71,280             174,663
Fubon Financial Holding Co., Ltd.                                    516,000             312,971
Fuhwa Financial Holdings Co., Ltd.                                   804,225             314,618
Giant Manufacturing Co., Ltd.                                        107,100             258,993
Goldsun Development & Construction Co., Ltd.                         148,050              28,134
Great Wall Enterprise Co., Ltd.                                       87,094              53,468
Greatek Electronics, Inc.                                             50,880              31,698
HannStar Display Corp.                                               938,299             170,819
High Tech Computer Corp.                                              43,680             517,757
Highwealth Construction Corp.                                         60,908              29,754
Himax Technologies, Inc. (ADR)                                        13,900              25,993
Hon Hai Precision Industry Co., Ltd.                                 453,008           1,093,423
Hotai Motor Co., Ltd.                                                 61,000              87,940
Hua Nan Financial Holdings Co., Ltd.                                 428,400             225,756
Innolux Display Corp.                                                264,000             197,906
Inotera Memories, Inc.(a)                                             71,000              16,985
Inventec Appliances Corp.                                             78,210              75,197
KGI Securities Co., Ltd.                                             129,000              29,902
Largan Precision Co., Ltd.                                            13,525             137,961
Lien Hwa Industrial Corp.                                            109,198              35,924
Lite-On Technology Corp.                                             156,872              97,950
Macronix International Co., Ltd.                                     288,418              80,477
Masterlink Securities Corp.                                          110,000              20,754
MediaTek, Inc.                                                        67,018             600,173
Mega Financial Holding Co., Ltd.                                     738,000             204,168
Merida Industry Co., Ltd.                                             33,000              45,954
Merry Electronics Co., Ltd.                                           30,000              25,776
Mitac International Corp.                                             34,793              12,877
Mosel Vitelic, Inc.(a)                                                53,560              12,452
Motech Industries, Inc.                                               10,361              28,228
Nan Kang Rubber Tire Co., Ltd.                                       120,900              67,060
Nan Ya Plastics Corp.                                                655,270             908,126
Nan Ya Printed Circuit Board Corp.                                     8,211              19,378
Nanya Technology Corp.(a)                                            159,467              28,311
Novatek Microelectronics Corp. Ltd.                                   21,400              23,723
Oriental Union Chemical Corp.                                         66,300              27,981
Pan-International Industrial Co., Ltd.                                28,350              24,642
Phison Electronics Corp.                                              13,130              21,114
Polaris Securities Co., Ltd.                                         101,300              22,597
Pou Chen Corp.                                                       600,672             273,799
Powerchip Semiconductor Corp.(a)                                     977,805             114,402
Powertech Technology, Inc.                                            43,780              61,847
President Chain Store Corp.                                           84,000             195,008
ProMOS Technologies, Inc.(a)                                         285,000              18,774
Qisda Corp.                                                           66,096              16,011
Quanta Computer, Inc.                                                168,385             177,248
Radiant Opto-Electronics Corp.                                        71,070              59,813
Realtek Semiconductor Corp.                                           25,525              38,284
RichTek Technology Corp.                                              10,230              48,258
Ritek Corp.(a)                                                       252,000              31,632
Ruentex Development Co., Ltd.                                         71,000              29,302
Ruentex Industries Ltd.                                              100,000              47,283
Sanyang Industrial Co., Ltd.                                         132,327              26,722
Shih Wei Navigation Co., Ltd.                                         38,950              36,330
Shin Kong Financial Holding Co., Ltd.                                186,589              49,350
Shin Zu Shing Co., Ltd.                                               18,690              63,424
Shinkong Synthetic Fibers Corp.                                      197,000              25,422
Silicon Motion Technology Corp. (ADR)(a)                               3,600              12,528
Siliconware Precision Industries Co.                                 345,243             356,361
Simplo Technology Co., Ltd.                                           13,200              41,045
Sincere Navigation                                                    65,800              43,189
Sino-American Silicon Products, Inc.                                   6,849              14,354
SinoPac Financial Holdings Co., Ltd.                               1,313,000             278,354
Solar Applied Materials Technology Corp.                              22,348              35,485
Synnex Technology International Corp.                                165,525             214,857
TA Chen Stainless Pipe Co., Ltd.                                      53,000              21,017
Ta Chong Bank Ltd.(a)                                                161,000              25,832
Tainan Spinning Co., Ltd.                                            220,000              42,162
Taishin Financial Holdings Co., Ltd.                                 234,000              34,929
Taiwan Business Bank(a)                                              106,000              20,779
Taiwan Cement Corp.                                                  330,994             169,960
Taiwan Cooperative Bank                                              539,330             259,173
Taiwan Fertilizer Co., Ltd.                                           51,000              62,933
Taiwan Kolin Co., Ltd.(a)(b)                                         177,000                   0
Taiwan Mobile Co., Ltd.                                              467,427             646,266
Taiwan Semiconductor Manufacturing Co., Ltd.                       1,477,155           2,149,342
Taiwan Tea Corp.(a)                                                  148,000              45,692
Tatung Co., Ltd.(a)                                                  226,000              40,122
Transcend Information, Inc.                                           18,892              31,978
Tripod Technology Corp.                                               42,972              52,517
Tsann Kuen Enterprise Co., Ltd.                                       57,200              17,416
TSRC Corp.                                                            79,000              55,257
Tung Ho Steel Enterprise Corp.                                       227,000             147,556
U-Ming Marine Transport Corp.                                         79,000              92,229
Uni-President Enterprises Corp.                                      606,249             518,221
United Microelectronics Corp.                                      1,109,090             304,533
Vanguard International Semiconductor Corp.                            81,408              24,069
Wafer Works Corp.                                                     11,330              19,446
Walsin Lihwa Corp.                                                   227,000              52,646
Wan Hai Lines Ltd.                                                   215,250              90,202
Waterland Financial Holdings                                         158,377              25,398
Wistron Corp.                                                         61,560              48,681
WPG Holdings Co., Ltd.                                                54,615              30,838
Yageo Corp.                                                          230,000              35,471
Yang Ming Marine Transport                                           138,050              38,059
Yieh Phui Enterprise                                                 101,661              29,305
Yuen Foong Yu Paper Manufacturing Co., Ltd.                          266,464              60,472
Yulon Motor Co., Ltd.                                                334,809             133,986
Zinwell Corp.                                                         44,871              48,053
------------------------------------------------------------------------------------------------
                                                                                    $ 24,002,348
------------------------------------------------------------------------------------------------
Thailand -- 2.7%
------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(c)                                         554,200        $  1,114,725
Airports of Thailand Pcl(c)                                          137,500              74,144
Amata Corp. Pcl(c)                                                    75,000               7,917
Asian Property Development Pcl(c)                                  2,397,500             184,686
Bangkok Bank Pcl                                                     101,800             205,667
Bangkok Bank Pcl(c)                                                  252,500             507,952
Bangkok Dusit Medical Services Pcl(c)                                284,400             162,282
Bangkok Expressway Pcl(c)                                            127,000              43,843
Bangkok Land Pcl(a)                                                  800,000               4,907
Bank of Ayudhya Pcl(c)                                               962,400             276,624
BankThai Pcl(a)                                                      290,400              14,251
Banpu Pcl(c)                                                          62,400             298,707
BEC World Pcl(c)                                                     341,200             161,595
Big C Supercenter Pcl(c)                                              42,900              37,331
Bumrungrad Hospital Pcl(c)                                           153,500             100,728
Cal-Comp Electronics (Thailand) Pcl(c)                               613,900              32,052
Central Pattana Pcl(c)                                               249,600              60,531
CH. Karnchang Pcl(c)                                                 892,200              59,056
Charoen Pokphand Foods Pcl(c)                                      2,803,900             243,191
CP Seven Eleven Pcl(c)                                               641,400             140,907
Delta Electronics (Thailand) Pcl(c)                                  187,100              55,516
Electricity Generating Pcl                                            43,700              74,355
Electricity Generating Pcl(c)                                         63,700             106,074
G J Steel Pcl(a)(c)                                                8,819,100              27,678
Glow Energy Pcl                                                      125,100              71,384
Hana Microelectronics Pcl(c)                                         530,700             155,955
ICC International Pcl(c)                                               8,400              10,305
IRPC Pcl(c)                                                        1,040,200              67,071
Italian-Thai Development Pcl(c)                                    1,858,000             130,405
Kasikornbank Pcl                                                     206,000             299,353
Kasikornbank Pcl(c)                                                  223,300             324,807
Khon Kaen Sugar Industry Pcl                                         290,000              41,783
Kiatnakin Bank Pcl(c)                                                 49,400              20,437
Kim Eng Securities Thailand Pcl                                      134,000              29,629
Krung Thai Bank Pcl(c)                                               692,000              80,947
Land & Houses Pcl                                                  2,593,500             275,866
Loxley Pcl(a)(c)                                                   1,072,600              34,274
LPN Development Pcl(c)                                               400,000              28,987
Major Cineplex Group Pcl(c)                                          182,300              31,207
Minor International Pcl(c)                                         1,225,270             263,931
Phatra Securities Pcl                                                 26,600               8,803
Precious Shipping Pcl(c)                                             258,800              56,855
PTT Aromatics & Refining Pcl(c)                                      287,652              81,659
PTT Chemical Pcl(c)                                                   54,800              51,595
PTT Exploration & Production Pcl(c)                                  220,800             538,613
PTT Pcl(c)                                                           190,060             862,184
Quality House Pcl(c)                                               2,038,700              54,094
Ratchaburi Electricity Generating Holding Pcl(c)                     278,700             246,496
Regional Container Line Pcl(c)                                        50,000               7,347
Robinson Department Store Pcl                                        130,000              24,665
Samart Corp. Pcl                                                     366,600              54,912
Shin Satellite Pcl(a)(c)                                             165,700              11,441
Siam Cement Pcl(c)                                                     1,800               5,444
Siam Cement Pcl                                                      148,600             436,824
Siam City Bank Pcl(a)(c)                                             159,500              30,489
Siam City Cement Pcl(c)                                               17,690              54,004
Siam Commercial Bank Pcl(c)                                          306,300             458,795
Siam Makro Pcl(c)                                                     35,000              59,914
Sino Thai Engineering & Construction Pcl(a)(c)                       524,500              27,085
Thai Airways International Pcl(c)                                    256,300              55,574
Thai Beverage Pcl                                                  1,101,000             153,885
Thai Oil Pcl(c)                                                      191,500             112,551
Thai Union Frozen Products Pcl(c)                                    138,100              65,011
Thanachart Capital Pcl(c)                                            263,400              45,841
Thoresen Thai Agencies Pcl(c)                                        385,600             132,017
TISCO Bank Pcl                                                        50,000              12,484
TMB Bank Pcl(a)(c)                                                 1,275,900              20,385
Total Access Communication Pcl                                       123,400              74,606
TPI Polene Pcl(a)                                                    432,000              28,102
True Corp. Pcl(a)(c)                                               1,040,100              52,821
------------------------------------------------------------------------------------------------
                                                                                    $  9,685,556
------------------------------------------------------------------------------------------------
Turkey -- 2.9%
------------------------------------------------------------------------------------------------
Adana Cimento Sanayii TAS                                             15,371        $     26,890
Akbank TAS                                                           180,750             620,821
Akcansa Cimento AS                                                    16,400              27,402
Akenerji Elektrik Uretim AS(a)                                        18,300              96,452
Aksa Akrilik Kimya Sanayii AS(a)                                      35,800              36,990
Aksigorta AS                                                          40,300              83,088
Anadolu Efes Biracilik ve Malt Sanayii AS                             58,439             494,787
Arcelik AS                                                            30,200              42,850
Aselsan Elektronik Sanayi ve Ticaret AS                               17,520              32,165
Aygaz AS(a)                                                           27,013              34,976
BIM Birlesik Magazalar AS                                             15,930             321,707
Cimsa Cimento Sanayi ve Ticaret AS                                    18,200              34,026
Dogan Sirketler Grubu Holding AS(a)                                  285,924             225,441
Dogan Yayin Holding AS(a)                                             71,316              41,120
Eczacibasi Ilac Sanayi ve Ticaret AS                                 127,500              99,948
Enka Insaat ve Sanayi AS                                             118,199             442,875
Eregli Demir ve Celik Fabrikalari TAS                                262,328             808,642
Ford Otomotiv Sanayi AS                                               24,800              78,014
GSD Holding AS(a)                                                     64,800              17,939
Haci Omer Sabanci Holding AS                                         153,250             372,190
Hurriyet Gazetecilik ve Matbaacilik AS(a)                            106,865              57,677
Ihlas Holding AS(a)                                                  299,200              57,270
Is Gayrimenkul Yatirim Ortakligi AS                                  136,465              52,600
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class
"D" Shares)(a)                                                       123,300              42,560
KOC Holding AS(a)                                                    339,762             633,912
Koza Davetiyeleri(a)                                                  33,000              19,762
Net Holding AS(a)                                                     60,500              15,032
Otokar Otobus Karoseri Sanayi AS                                       5,300              25,413
Petkim Petrokimya Holding AS(a)                                       28,300              76,932
Petrol Ofisi AS(a)                                                    31,408              61,098
Sekerbank TAS                                                         22,300              17,882
Tofas Turk Otomobil Fabrikasi AS                                      34,700              40,544
Trakya Cam Sanayii AS(a)                                             133,884              87,671
Tupras-Turkiye Petrol Rafinerileri AS                                 53,670             677,720
Turcas Petrolculuk AS                                                 30,939              42,374
Turk Ekonomi Bankasi AS(a)                                            22,900              13,695
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                        28,100              87,168
Turk Sise ve Cam Fabrikalari AS(a)                                    91,344              74,272
Turkcell Iletisim Hizmetleri AS                                      386,800           1,941,588
Turkiye Garanti Bankasi AS(a)                                        643,000           1,079,972
Turkiye Is Bankasi                                                   196,349             558,223
Turkiye Vakiflar Bankasi TAO                                         226,200             220,915
Ulker Gida Sanayi ve Ticaret AS                                       25,959              34,954
Vestel Elektronik Sanayi ve Ticaret AS(a)                             12,500               7,207
Yapi Kredi Sigorta AS                                                  5,800              27,744
Yapi ve Kredi Bankasi AS(a)                                          276,385             350,487
Yazicilar Holding AS                                                  21,200              66,824
Zorlu Enerji Elektrik Uretim AS(a)                                    26,400              39,113
------------------------------------------------------------------------------------------------
                                                                                    $ 10,348,932
------------------------------------------------------------------------------------------------
United Arab Emirates -- 1.5%
------------------------------------------------------------------------------------------------
Aabar Petroleum Investments Co. (PJSC)                               206,000        $    158,149
Abu Dhabi Commercial Bank                                            142,000             100,510
Abu Dhabi National Hotels                                            184,200             233,682
Air Arabia(a)                                                      1,459,000             503,732
Aldar Properties (PJSC)                                              148,600             212,387
Amlak Finance (PJSC)                                                 227,500             126,280
Arabtec Holding Co.                                                   94,250             153,058
Aramex (PJSC)(a)                                                     455,620             176,245
Dana Gas(a)                                                        1,500,000             428,776
DP World Ltd.                                                      1,281,300             435,642
Dubai Financial Market                                               183,000             115,280
Dubai Investments (PJSC)(a)                                          266,707             144,096
Dubai Islamic Bank                                                   236,642             272,481
Emaar Properties (PJSC)                                              541,200             811,558
Emirates NBD (PJSC)                                                  207,000             353,619
First Gulf Bank (PJSC)                                                37,700             123,161
National Bank of Abu Dhabi                                            35,500             110,658
National Central Cooling Co. (Tabreed)(a)                            743,356             237,518
Ras Al Khaimah Cement Co.(a)                                         207,000              92,420
Sorouh Real Estate Co.                                               388,500             412,482
Union National Bank                                                   81,000              95,041
Union Properties(a)                                                  263,780             150,445
Waha Capital (PJSC)                                                  196,900              59,500
------------------------------------------------------------------------------------------------
                                                                                    $  5,506,720
------------------------------------------------------------------------------------------------
Total Common Stocks
  (identified cost $612,546,073)                                                    $354,345,829
------------------------------------------------------------------------------------------------
Investment Funds -- 1.5%
Saudi Arabia Investment Fund Ltd.                                     62,649        $  2,740,894
Vietnam Enterprise Investments Ltd.(a)                             1,359,727           2,651,467
------------------------------------------------------------------------------------------------
Total Investment Funds
  (identified cost $9,165,723)                                                      $  5,392,361
------------------------------------------------------------------------------------------------
Rights(a) -- 0.0%
Anhanguera Educacional Participacoes SA                                  140        $          0
Dish TV India Ltd.                                                     1,391                   0
------------------------------------------------------------------------------------------------
Total Rights
  (identified cost $0)                                                              $          0
------------------------------------------------------------------------------------------------
Warrants(a) -- 0.0%
Bangkok Land Pcl Call Warrant,
expiring 5/2/13, strike THB 1.10                                     310,077        $        442
IJM Corp. Bhd, expiring 9/11/13,
strike MYR 1.35                                                       11,435                 564
------------------------------------------------------------------------------------------------
Total Warrants
  (identified cost $0)                                                              $      1,006
------------------------------------------------------------------------------------------------
Total Investments -- 99.4%
  (cost $621,711,796)                                                               $359,739,196
------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                                              $  2,298,013
------------------------------------------------------------------------------------------------
Net Assets -- 100%                                                                  $362,037,209
------------------------------------------------------------------------------------------------

(144A)       -- Security exempt from registration under Rule 144A of the Securities Act of 1933.
                These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of the securities is $2,897,087 or 0.8% of the Fund's net assets.

(ADR)        -- American Depositary Receipt
(GDR)        -- Global Depositary Receipt
(PFD Shares) -- Preference Shares
(a) Non-income producing security.
(b) Security valued at fair value using the methods determined in good faith by or at the direction of the Trustees.
(c) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

Currency Concentration of Portfolio

                                                       PERCENTAGE
                                                         OF NET
SECTOR                                                   ASSETS                     VALUE
United States Dollar                                      13.6%                   $ 49,068,219
Brazilian Real                                             6.8                      24,611,298
New Taiwan Dollar                                          6.6                      23,740,761
South African Rand                                         6.5                      23,481,557
Mexican Peso                                               6.0                      21,858,348
South Korean Won                                           6.0                      21,809,129
Indian Rupee                                               5.9                      21,291,956
Hong Kong Dollar                                           5.6                      20,356,337
Hungarian Forint                                           3.3                      11,943,740
Malaysian Ringgit                                          3.3                      11,842,613
Czech Koruna                                               3.2                      11,393,653
New Turkish Lira                                           2.9                      10,348,932
Polish Zloty                                               2.8                      10,194,793
Chilean Peso                                               2.7                       9,695,855
Thailand Baht                                              2.6                       9,457,507
Indonesian Rupiah                                          2.3                       8,377,042
Israeli Shekel                                             1.7                       6,331,391
Moroccan Dirham                                            1.7                       6,211,983
Philippine Peso                                            1.5                       5,393,019
Euro                                                       1.4                       5,246,773
United Arab Emirates Dirham                                1.4                       5,071,078
Qatari Rial                                                1.3                       4,850,111
Egyptian Pound                                             1.3                       4,629,526
Other currency, less than 1% each                          9.0                      32,533,575
----------------------------------------------------------------------------------------------
                                                          99.4%                   $359,739,196
----------------------------------------------------------------------------------------------

Industry Classification of Portfolio
                                                        PERCENTAGE
                                                          OF NET
SECTOR                                                    ASSETS                    VALUE
Financials                                                 23.4%                  $ 84,512,454
Telecommunication Services                                 16.2                     58,678,419
Energy                                                     10.8                     39,163,971
Consumer Staples                                            9.7                     35,203,095
Industrials                                                 9.4                     33,916,421
Materials                                                   9.3                     33,724,938
Consumer Discretionary                                      6.4                     23,230,234
Utilities                                                   5.3                     19,160,332
Information Technology                                      3.8                     13,566,357
Diversified                                                 3.6                     13,189,608
Investment Funds                                            1.5                      5,392,361
Other                                                       0.0                          1,006
----------------------------------------------------------------------------------------------
                                                           99.4%                  $359,739,196
----------------------------------------------------------------------------------------------

                                See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2008

Assets
---------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $621,711,796)                                  $359,739,196
Cash                                                                                        758,138
Foreign currency, at value (identified cost, $3,445,343)                                  3,350,161
Receivable for Fund shares sold                                                           1,678,851
Receivable for investments sold                                                           1,541,024
Dividends receivable                                                                        536,199
Tax reclaims receivable                                                                       4,991
---------------------------------------------------------------------------------------------------
Total assets                                                                           $367,608,560
---------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                       $  4,181,282
Payable for investments purchased                                                         1,198,774
Payable to affiliate for Trustees' fees                                                       1,198
Accrued foreign capital gains taxes                                                              67
Accrued expenses                                                                            190,030
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $  5,571,351
---------------------------------------------------------------------------------------------------
Net Assets                                                                             $362,037,209
---------------------------------------------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $625,466,899
Accumulated undistributed net investment income                                           4,833,026
Accumulated net realized loss (computed on the basis of identified cost)                 (6,167,667)
Net unrealized depreciation (computed on the basis of identified cost)                 (262,095,049)
---------------------------------------------------------------------------------------------------
Total                                                                                  $362,037,209
---------------------------------------------------------------------------------------------------
Class A Shares
---------------------------------------------------------------------------------------------------
Net Assets                                                                             $ 74,062,168
Shares Outstanding                                                                        8,931,097
Net Asset Value and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)                               $       8.29
Maximum Offering Price Per Share (100/94.25 of $8.29)                                  $       8.80
---------------------------------------------------------------------------------------------------
Class C Shares
---------------------------------------------------------------------------------------------------
Net Assets                                                                             $  9,827,996
Shares Outstanding                                                                        1,203,706
Net Asset Value and Offering Price Per Share*
  (net assets/shares of beneficial interest outstanding)                               $       8.16
---------------------------------------------------------------------------------------------------
Class I Shares
---------------------------------------------------------------------------------------------------
Net Assets                                                                             $278,147,045
Shares Outstanding                                                                       33,423,491
Net Asset Value, Offering Price, and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)                               $       8.32
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sale charge.

Statement of Operations

For the Year Ended October 31, 2008

Investment Income
---------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes, $1,322,254)                                          $  12,193,150
Interest                                                                                    104,425
---------------------------------------------------------------------------------------------------
Total investment income                                                               $  12,297,575
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
Investment adviser fees                                                               $   3,648,254
Administration fees                                                                         643,810
Distribution and service fees
  Class A                                                                                   233,853
  Class C                                                                                   130,551
Custodian fee                                                                             1,610,058
Transfer and dividend disbursing agent fees                                                  97,115
Registration fees                                                                            60,869
Printing and postage                                                                         39,765
Trustees' fees and expenses                                                                  14,935
Legal and accounting services                                                                99,498
Miscellaneous                                                                                22,129
---------------------------------------------------------------------------------------------------
Total expenses                                                                        $   6,600,837
---------------------------------------------------------------------------------------------------
Deduct -
  Reduction of custodian fee                                                          $         381
  Allocation of expenses to the investment adviser, sub-adviser
   and administrator                                                                        870,941
---------------------------------------------------------------------------------------------------
Total expense reductions                                                              $     871,322
---------------------------------------------------------------------------------------------------
Net expenses                                                                          $   5,729,515
---------------------------------------------------------------------------------------------------
Net investment income                                                                 $   6,568,060
---------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------
Net realized loss --
  Investment transactions (identified cost basis)(a)                                  $  (6,275,507)
  Foreign currency related transactions                                                    (324,771)
---------------------------------------------------------------------------------------------------
Net realized loss                                                                     $  (6,600,278)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)(b)                                              $(331,334,249)
  Foreign currency                                                                         (139,108)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                  $(331,473,357)
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss                                                      $(338,073,635)
---------------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                            $(331,505,575)
---------------------------------------------------------------------------------------------------

(a) Net of foreign capital gains taxes of $17,017 (see Note 1(D)).
(b) Net of decrease in accrued foreign capital gains taxes of $288,070 (see Note 1(D)).

                       See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008


Statements of Changes in Net Assets

Increase (Decrease)                               Year Ended             Year Ended
in Net Assets                                     October 31, 2008       October 31, 2007
-------------------------------------------------------------------------------------------------

From operations --
  Net investment income                                $   6,568,060                $   1,439,993
  Net realized gain (loss) on investment and
    foreign currency transactions                         (6,600,278)                   1,633,663
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency                                    (331,473,357)                  68,230,514
-------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets
  from operations                                      $(331,505,575)               $  71,304,170
-------------------------------------------------------------------------------------------------

Distributions to shareholders --

  From net investment income
    Class A                                            $    (471,949)               $        --
    Class C                                                  (25,778)                        --
    Class I                                               (1,661,688)                      (5,141)

  From net realized gains
    Class A                                                 (531,214)                        --
    Class C                                                  (66,805)                        --
    Class I                                               (1,583,872)                        --
-------------------------------------------------------------------------------------------------

Total distributions to shareholders                    $  (4,341,306)               $      (5,141)
-------------------------------------------------------------------------------------------------

Transactions in shares of beneficial interest --

  Proceeds from sale of shares
    Class A                                            $ 101,864,082                $  73,729,869
    Class C                                               13,401,394                    9,051,313
    Class I                                              316,476,690                  224,208,446

  Net asset value of shares issued to
    shareholders in payment of distributions
    declared
    Class A                                                  889,210                         --
    Class C                                                   58,770                         --
    Class I                                                2,075,352                        2,661

  Cost of shares redeemed
    Class A                                              (40,412,113)                  (5,733,907)
    Class C                                               (4,043,712)                    (680,223)
    Class I                                              (57,995,706)                 (23,357,009)

  Redemption fees                                             22,156                       39,441
-------------------------------------------------------------------------------------------------

Net increase in net assets from Fund
  share transactions                                   $ 332,336,123                $ 277,260,591
-------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                  $  (3,510,758)               $ 348,559,620
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------

At beginning of year                                   $ 365,547,967                $  16,988,347
-------------------------------------------------------------------------------------------------

At end of year                                         $ 362,037,209                $ 365,547,967
-------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  included in net assets at end
  of year                                              $   4,833,026                $     899,774
-------------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008

Financial Highlights

                                                                                               Class A
                                                                      --------------------------------------------------------
                                                                              Year Ended October 31,          Period Ended
                                                                      --------------------------------------  October 31, 2006
                                                                           2008(1)             2007(1)        (1)(2)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                               $ 17.500              $11.150                 $10.000
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                $  0.190              $ 0.110                 $ 0.010
Net realized and unrealized gain (loss)                                (9.216)               6.215                   1.140
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                  $ (9.026)             $ 6.325                 $ 1.150
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                           $ (0.087)             $  --                   $  --
From net realized gains                                              $ (0.098)                --                      --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  $ (0.185)             $  --                   $  --
------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                      $  0.001              $ 0.025                 $ 0.000(3)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                                     $  8.290              $17.500                 $11.150
------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                                        (52.10)%              56.95%                  11.50%(5)
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                            $ 74,062              $81,611                 $ 1,451
Ratios (as a percentage of average daily net assets):
  Expenses before custodian fee reduction(6)(7)                          1.50%                1.50%                   1.50%(8)
  Net investment income                                                  1.33%                0.77%                   0.32%(8)
Portfolio Turnover                                                          5%                   6%                      6%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, June 30, 2006, to October 31, 2006.
(3) Amount represents less than $0.0005 per share.
(4) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.
(5) Not annualized.
(6) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.20%,
    0.52% and 9.49% of average daily net assets for the years ended October 31, 2008 and 2007 and the period ended October 31,
    2006, respectively).
(7) Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8) Annualized.

                                               See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008


Financial Highlights
                                                                                               Class C
                                                                      --------------------------------------------------------
                                                                              Year Ended October 31,          Period Ended
                                                                      --------------------------------------  October 31, 2006
                                                                           2008(1)             2007(1)        (1)(2)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                               $ 17.320              $11.120                 $10.000
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         $  0.092              $ 0.010                 $(0.010)
Net realized and unrealized gain (loss)                                (9.117)               6.190                   1.130
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                  $ (9.025)             $ 6.200                 $ 1.120
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                           $ (0.038)             $  --                   $  --
From net realized gains                                                (0.098)                --                      --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  $ (0.136)             $  --                   $  --
------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                      $  0.001              $  --                   $  --
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                                     $  8.160              $17.320                 $11.120
------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                                        (52.50)%              55.76%                  11.20%(4)
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                            $  9,828              $10,218                 $   132
Ratios (as a percentage of average net assets):
  Expenses before custodian fee reduction(5)(6)                          2.25%                2.25%                   2.25%(7)
  Net investment income (loss)                                           0.65%                0.06%                (0.30)%(7)
Portfolio Turnover                                                          5%                   6%                      6%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) For the period from the start of business, June 30, 2006, to October 31, 2006.
(3) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.
(4) Not annualized.
(5) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.20%,
    0.52% and 9.49% of average daily net assets for the years ended October 31, 2008 and 2007 and the period ended October 31,
    2006, respectively).
(6) Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7) Annualized.

                                               See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008

Financial Highlights
                                                                                               Class I
                                                                      --------------------------------------------------------
                                                                              Year Ended October 31,          Period Ended
                                                                      --------------------------------------  October 31, 2006
                                                                           2008(1)             2007(1)        (1)(2)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                               $ 17.540              $11.150                 $10.000
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                $  0.231              $ 0.160                 $ 0.030
Net realized and unrealized gain (loss)                                (9.251)               6.232                   1.120
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                  $ (9.020)             $ 6.392                 $ 1.150
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                           $ (0.103)             $(0.002)                $  --
From net realized gains                                                (0.098)                --                      --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  $ (0.201)             $(0.002)                $  --
------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                      $  0.001              $ 0.000                 $  --
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                                     $  8.320              $17.540                 $11.150
------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                                        (51.99)%              57.34%                  11.50%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                            $278,147              $273,719                $15,405
Ratios (as a percentage of average net assets):
  Expenses before custodian fee reduction(6)(7)                          1.25%                1.25%                   1.25%(8)
  Net investment income                                                  1.62%                1.12%                   0.88%(8)
Portfolio Turnover                                                          5%                   6%                      6%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, June 30, 2006, to October 31, 2006.
(3) Amount represents less than $0.0005 per share.
(4) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested.
(5) Not annualized.
(6) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.20%,
    0.52% and 9.49% of average daily net assets for the years ended October 31, 2008 and 2007 and the period ended October 31,
    2006, respectively).
(7) Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8) Annualized.

                                               See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Structured Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class
  C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

  The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Investment Transactions -- Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

  C Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

  At October 31, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $5,017,454 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016.

  As of October 31, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed since the start of business on June 30, 2006 to October 31, 2008 remains subject to examination by the Internal Revenue Service.

  E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  F Expense Reduction -- State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

  G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statements purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Redemption Fees -- Upon the redemption or exchange of shares by Class A or Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

  K Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the Fund's adviser. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

2 Distributions to Shareholders
-------------------------------------------------------------------------------
  It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

  The tax character of distributions declared for the years ended October 31, 2008 and October 31, 2007 was as follows:

                                                       Year Ended October 31,
                                                     --------------------------
                                                     2008            2007
-------------------------------------------------------------------------------
Distributions declared from:
 Ordinary income                                         $3,219,590      $5,141
 Long-term capital gains                                 $1,121,716      $   --
-------------------------------------------------------------------------------

  During the year ended October 31, 2008, accumulated undistributed net investment income was decreased by $475,393 and accumulated net realized loss was decreased by $475,393 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and investments in passive foreign investment companies (PFICs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

  As of October 31, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

  Undistributed ordinary income                               $   4,864,537
  Capital loss carryforward                                   $  (5,017,454)
  Net unrealized depreciation                                 $(263,276,773)

  The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. For the year ended October 31, 2008, the fee amounted to $3,648,254 or 0.85% of the Fund's average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates, LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the year ended October 31, 2008, the administration fee amounted to $643,810.

  EVM has agreed to waive its fees and reimburse expenses to the extent that total annual operating expenses exceed 1.50%, 2.25% and 1.25% of the average daily net assets of Class A, Class C and Class I, respectively, through February 28, 2009. Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived fees and reimbursed expenses of $870,941 for the year ended October 31, 2008.

  EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended October 31, 2008, EVM earned $5,535 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $53,009 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2008. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

  Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans
-------------------------------------------------------------------------------
  The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2008 amounted to $233,853 for Class A shares.

  The Fund also has in effect a distribution plan for Class C shares (Class C
  Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus
  (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class
  C. For the year ended October 31, 2008, the Fund paid or accrued to EVD $97,913 for Class C shares representing 0.75% of the average daily net assets of Class C shares. At October 31, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $1,166,000.

  The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended October 31, 2008 amounted to $32,638 for Class C shares.

5 Contingent Deferred Sales Charges
-------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended October 31, 2008, the Fund was informed that EVD received approximately $66,000 and $12,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Purchases and Sales of Investments
-------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $360,672,699 and $20,409,616, respectively, for the year ended October 31, 2008.

7 Shares of Beneficial Interest
-------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                                        Year Ended October 31,
                                                                ---------------------------------------
Class A                                                         2008                     2007
-------------------------------------------------------------------------------------------------------
Sales                                                                7,647,293                4,947,803
Issued to shareholders electing to receive payments of
 distributions in Fund shares                                           53,728                       --
Redemptions                                                         (3,432,341)                (415,547)
-------------------------------------------------------------------------------------------------------
Net increase                                                         4,268,680                4,532,256
-------------------------------------------------------------------------------------------------------

                                                                        Year Ended October 31,
                                                                ---------------------------------------
Class C                                                         2008                     2007
-------------------------------------------------------------------------------------------------------
Sales                                                                  941,092                  623,674
Issued to shareholders electing to receive payments of
 distributions in Fund shares                                            3,583                       --
Redemptions                                                           (331,065)                 (45,476)
-------------------------------------------------------------------------------------------------------
Net increase                                                           613,610                  578,198
-------------------------------------------------------------------------------------------------------

                                                                        Year Ended October 31,
                                                                ---------------------------------------
Class I                                                         2008                     2007
-------------------------------------------------------------------------------------------------------
Sales                                                               22,610,736               15,749,998
Issued to shareholders electing to receive payments of
 distributions in Fund shares                                          125,248                      217
Redemptions                                                         (4,920,012)              (1,523,888)
-------------------------------------------------------------------------------------------------------
Net increase                                                        17,815,972               14,226,327
-------------------------------------------------------------------------------------------------------

  For the years ended October 31, 2008 and October 31, 2007, the Fund received $22,156 and $39,441, respectively, in redemption fees.

8 Federal Income Tax Basis of Investments
-------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

  Aggregate cost                                              $ 622,893,520
  -------------------------------------------------------------------------
  Gross unrealized appreciation                               $   3,761,511
  Gross unrealized depreciation                                (266,915,835)
  -------------------------------------------------------------------------
  Net unrealized depreciation                                 $(263,154,324)
  -------------------------------------------------------------------------

9 Risks Associated with Foreign Investments
-------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10 Line of Credit
--------------------------------------------------------------------------------
  The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 2008.

11 Recently Issued Accounting Pronouncement
--------------------------------------------------------------------------------
  In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Structured Emerging Markets
Fund:
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Structured Emerging Markets Fund (the "Fund"), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights, based on our audits. The financial highlights for the period from the start of business, June 30, 2006, to October 31, 2006, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 20, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Structured Emerging Markets Fund as of October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2008

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF OCTOBER 31, 2008

FEDERAL TAX INFORMATION (UNAUDITED)

The Form 1099-DIV you receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gain dividends.

QUALIFIED DIVIDEND INCOME. The Fund designates $8,212,589, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

FOREIGN TAX CREDIT. The Fund paid foreign taxes of $1,206,647 and recognized foreign source income of $13,515,404.

CAPITAL GAIN DIVIDENDS. The Fund designates $1,121,716 as a capital gain dividend.

EATON VANCE STRUCTURED EMERGING MARKETS FUND

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

EATON VANCE STRUCTURED EMERGING MARKETS FUND
--------------------------------------------

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

                                                          NUMBER OF SHARES
NOMINEE FOR TRUSTEE                                  FOR               WITHHELD
-------------------------------------------------------------------------------
Benjamin C. Esty                                 26,902,871             22,507
Thomas E. Faust Jr.                              26,902,871             22,507
Allen R. Freedman                                26,898,718             26,660
William H. Park                                  26,901,289             24,089
Ronald A. Pearlman                               26,899,233             26,145
Helen Frame Peters                               26,900,292             25,085
Heidi L. Steiger                                 26,901,874             23,503
Lynn A. Stout                                    26,902,565             22,812
Ralph F. Verni                                   26,900,233             25,145

EATON VANCE STRUCTURED EMERGING MARKETS FUND

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

OVERVIEW OF THE CONTRACT REVIEW PROCESS
The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

  o An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

  o An independent report comparing each fund's total expense ratio and its components to comparable funds;

  o An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

  o Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

  o Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

  o Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

  o Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

  o Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

  o Data relating to portfolio turnover rates of each fund;

  o The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes

Information about each Adviser

  o Reports detailing the financial results and condition of each adviser;

  o Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

  o Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

  o Copies of or descriptions of each adviser's proxy voting policies and procedures;

  o Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

  o Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

  o Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

  o Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

  o The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

RESULTS OF THE PROCESS
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Structured Emerging Markets Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreement with Parametric Portfolio Associates (the "Sub-adviser"), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement and sub-advisory agreement for the Fund.

NATURE, EXTENT AND QUALITY OF SERVICES
In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board noted the Sub-adviser's experience in deploying quantitative-based investment strategies.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

FUND PERFORMANCE
The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year ended September 30, 2007 for the Fund. In light of the Fund's relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

MANAGEMENT FEES AND EXPENSES
The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, paid by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and expense ratio for the one-year ended September 30, 2007. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

PROFITABILITY
The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

ECONOMIES OF SCALE
In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund.

EATON VANCE STRUCTURED EMERGING MARKETS FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State
Street, Boston, Massachusetts, 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM"
refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio
Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of
EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton
Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.


                                              Term of                                           Number of
                            Position(s)      Office and                                     Portfolios in Fund
                              with the       Length of         Principal Occupation(s)       Complex Overseen          Other
Name and Date of Birth         Trust          Service          During Past Five Years         By Trustee(1)      Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustee

Thomas E. Faust Jr.         Trustee and    Trustee since    Chairman, Chief Executive              173           Director of EVC
5/31/58                      President    2007              Officer and President of EVC,
                                          and President     Director and President of EV,
                                          since 2002        Chief Executive Officer and
                                                            President of EVM and BMR, and
                                                            Director of EVD. Trustee and/
                                                            or Officer of 173 registered
                                                            investment companies and 4
                                                            private investment companies
                                                            managed by EVM or BMR. Mr.
                                                            Faust is an interested person
                                                            because of his positions with
                                                            EVM, BMR, EVC, EVD and EV
                                                            which are affiliates of the
                                                            Trust.

Noninterested Trustees

Benjamin C. Esty              Trustee     Since 2005        Roy and Elizabeth Simmons              173           None
1/2/63                                                      Professor of Business
                                                            Administration, Harvard
                                                            University Graduate School of
                                                            Business Administration.

Allen R. Freedman             Trustee     Since 2007        Former Chairman (2002-2004)            173           Director of
4/30/40                                                     and a Director (1983-2004) of                        Assurant, Inc. and
                                                            Systems & Computer Technology                        Stonemor Partners
                                                            Corp. (provider of software                          L.P. (owner and
                                                            to higher education.)                                operator of
                                                            Formerly, a Director of                              cemeteries)
                                                            Loring Ward International
                                                            (fund distributor)
                                                            (2005-2007). Formerly,
                                                            Chairman and a Director of
                                                            Industrial International Inc.
                                                            (provider of enterprise
                                                            management software to the
                                                            power generating industry)
                                                            (2005-2007).

William H. Park               Trustee     Since 2003        Vice Chairman, Commercial              173           None
9/19/47                                                     Industrial Finance Corp.
                                                            (specialty finance company)
                                                            (since 2006). Formerly,
                                                            President and Chief Executive
                                                            Officer, Prizm Capital
                                                            Management, LLC (investment
                                                            management firm) (2002-2005).

Ronald A. Pearlman            Trustee     Since 2003        Professor of Law, Georgetown           173           None
7/10/40                                                     University Law Center.

Helen Frame Peters            Trustee     Since 2008        Professor of Finance, Carroll          173           Director of
3/22/48                                                     School of Management, Boston                         Federal Home Loan
                                                            College (since 2003). Adjunct                        Bank of Boston (a
                                                            Professor of Finance, Peking                         bank for banks)
                                                            University, Beijing, China                           and BJ's Wholesale
                                                            (since 2005). Formerly, Dean,                        Clubs (wholesale
                                                            Carroll School of Management,                        club retailer);
                                                            Boston College (2000-2003).                          Trustee of SPDR
                                                                                                                 Index Shares Funds
                                                                                                                 and SPDR Series
                                                                                                                 Trust (exchange
                                                                                                                 traded funds)

Heidi L. Steiger              Trustee     Since 2007        Managing Partner, Topridge             173           Director of
7/8/53                                                      Associates LLC (global wealth                        Nuclear Electric
                                                            management firm) (since                              Insurance Ltd.
                                                            2008), Senior Adviser (since                         (nuclear insurance
                                                            2008), President (2005-2008),                        provider) and
                                                            Lowenhaupt Global Advisors,                          Aviva USA
                                                            LLC (global wealth management                        (insurance
                                                            firm). Formerly, President                           provider)
                                                            and Contributing Editor,
                                                            Worth Magazine (2004-2005).
                                                            Formerly, Executive Vice
                                                            President and Global Head of
                                                            Private Asset Management (and
                                                            various other positions),
                                                            Neuberger Berman (investment
                                                            firm) (1986-2004).

Lynn A. Stout                 Trustee     Since 1998        Paul Hastings Professor of             173           None
9/14/57                                                     Corporate and Securities Law
                                                            (since 2006) and Professor of
                                                            Law (2001-2006), University
                                                            of California at Los Angeles
                                                            School of Law.

Ralph F. Verni              Chairman of   Chairman of the   Consultant and private                 173           None
1/26/43                      the Board    Board             investor.
                            and Trustee   since 2007 and
                                           Trustee since
                                          2005

Principal Officers who are not Trustees

                                              Term of
                            Position(s)      Office and
                              with the       Length of
Name and Date of Birth         Trust          Service       Principal Occupation(s) During Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------

William H. Ahern, Jr.           Vice         Since 1995     Vice President of EVM and BMR. Officer of 75 registered investment
7/28/59                      President                      companies managed by EVM or BMR.

John R. Baur                    Vice         Since 2007     Vice President of EVM and BMR. Previously, attended Johnson Graduate
2/10/70                      President                      School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied
                                                            Materials, Inc. Officer of 33 registered investment companies managed by EVM or BMR.

Michael A. Cirami               Vice         Since 2007     Vice President of EVM and BMR. Previously, attended the University of
12/24/73                     President                      Rochester William E. Simon Graduate School of Business Administration
                                                            (2001-2003), and prior thereto he was a Team Leader for the
                                                            Institutional Services Group for State Street in Luxembourg. Officer of
                                                            33 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson              Vice         Since 2005     Vice President of EVM and BMR. Officer of 90 registered investment
3/2/63                       President                      companies managed by EVM or BMR.

Charles B. Gaffney              Vice         Since 2007     Vice President of EVM and BMR. Previously, Sector Portfolio Manager and
12/4/72                      President                      Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer
                                                            of 30 registered investment companies managed by EVM or BMR.

Christine M. Johnston           Vice         Since 2007     Vice President of EVM and BMR. Officer of 35 registered investment
11/9/72                      President                      companies managed by EVM or BMR.

Aamer Khan                      Vice         Since 2005     Vice President of EVM and BMR. Officer of 33 registered investment
6/7/60                       President                      companies managed by EVM or BMR.

Thomas H. Luster                Vice         Since 2006     Vice President of EVM and BMR. Officer of 51 registered investment
4/8/62                       President                      companies managed by EVM or BMR.

Robert B. MacIntosh             Vice         Since 1998     Vice President of EVM and BMR. Officer of 90 registered investment
1/22/57                      President                      companies managed by EVM or BMR.

Duncan W. Richardson            Vice         Since 2001     Executive Vice President and Chief Equity Investment Officer of EVC,
10/26/57                     President                      EVM and BMR. Officer of 81 registered investment companies managed by
                                                            EVM or BMR.

Judith A. Saryan                Vice         Since 2003     Vice President of EVM and BMR. Officer of 55 registered investment
8/21/54                      President                      companies managed by EVM or BMR.

Susan Schiff                    Vice         Since 2002     Vice President of EVM and BMR. Officer of 36 registered investment
3/13/61                      President                      companies managed by EVM or BMR.

Thomas Seto                     Vice         Since 2007     Vice President and Director of Portfolio Management of Parametric.
9/27/62                      President                      Officer of 31 registered investment companies managed by EVM or BMR.

David M. Stein                  Vice         Since 2007     Managing Director and Chief Investment Officer of Parametric. Officer
5/4/51                       President                      of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia                 Vice         Since 2007     Vice President of EVM and BMR. Officer of 36 registered investment
5/23/49                      President                      companies managed by EVM or BMR.

Adam A. Weigold                 Vice         Since 2007     Vice President of EVM and BMR. Officer of 71 registered investment
3/22/75                      President                      companies managed by EVM or BMR.

Barbara E. Campbell          Treasurer       Since 2005     Vice President of EVM and BMR. Officer of 173 registered investment
6/19/57                                                     companies managed by EVM or BMR.

Maureen A. Gemma             Secretary    Secretary since
5/24/60                      and Chief     2007 and Chief
                               Legal       Legal Officer    Vice President of EVM and BMR. Officer of 173 registered investment
                              Officer        since 2008     companies managed by EVM or BMR.

Paul M. O'Neil                 Chief         Since 2004
7/11/53                      Compliance                     Vice President of EVM and BMR. Officer of 173 registered investment
                              Officer                       companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

              INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE
                       STRUCTURED EMERGING MARKETS FUND

                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

          SUB-ADVISER OF EATON VANCE STRUCTURED EMERGING MARKETS FUND
                     PARAMETRIC PORTFOLIO ASSOCIATES, LLC
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

                             PRINCIPAL UNDERWRITER
                        EATON VANCE DISTRIBUTORS, INC.
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                                (617) 482-8260

                                   CUSTODIAN
                      STATE STREET BANK AND TRUST COMPANY
                              225 Franklin Street
                               Boston, MA 02110

                                TRANSFER AGENT
                        PNC GLOBAL INVESTMENT SERVICING
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                (800) 262-1122

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             DELOITTE & TOUCHE LLP
                              200 Berkeley Street
                             Boston, MA 02116-5022

                 EATON VANCE STRUCTURED EMERGING MARKETS FUND
                           THE EATON VANCE BUILDING
                               255 STATE STREET
                               BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.
-------------------------------------------------------------------------------

2774-12/08                                                               SEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

Eaton Vance Tax-Managed Small Cap Value Fund, Eaton Vance Tax-Managed Mid-Cap Core Fund, Eaton Vance Multi-Cap Opportunity Fund, Eaton Vance Tax-Managed Value Fund, Eaton Vance Tax-Managed International Equity Fund, Eaton Vance Tax-Managed Small-Cap Growth Fund, Eaton Vance Tax-Managed Equity Asset Allocation Fund, Eaton Vance High Income Fund, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate High Income Fund, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Strategic Income Fund, Eaton Vance Global Macro Fund, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance International Income Fund, Eaton Vance Low Duration Fund, Eaton Vance Government Obligations Fund, Eaton Vance Diversified Income Fund, Eaton Vance Equity Research Fund ,Eaton Vance Tax-Managed Dividend Income Fund , Eaton Vance Dividend Income Fund, Eaton Vance International Equity Fund and Eaton Vance Structured Emerging Markets Fund, Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund (the "Fund(s)") are series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust, which, including the Funds, contains a total of 29 series (the "Series"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds' annual reports.

With the exception of Floating-Rate Advantage Fund, the following tables present the aggregate fees billed to each Fund for the Fund's respective fiscal years ended October 31, 2007 and October 31, 2008 or for those Funds which have not completed two years of operations, for such fiscal periods as indicated on the following tables, by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods. In 2007, Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund changed their fiscal year ends from December 31 to October 31. The Eaton Vance Global Macro Fund, Eaton Vance Emerging Markets Local Income Fund, and Eaton Vance International Income Fund commenced operations June 27, 2007. The Eaton Vance Floating-Rate Advantage Fund commenced operations on the close of business on March 14, 2008. Accordingly the tables for these Funds show fee information for the fiscal years ended October 31, 2007, October 31, 2008, respectively.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

FISCAL YEARS ENDED                            10/31/07                 10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $10,410                     $11,260

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,541                       6,770

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $16,951                     $18,030
                                           ====================================



EATON VANCE TAX-MANAGED MID-CAP CORE FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $10,410                     $11,260

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,769                       7,010

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $17,179                     $18,270
                                           ====================================


EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $12,620                     $13,550

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,541                       6,770

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $19,161                     $20,320
                                           ====================================

EATON VANCE TAX-MANAGED VALUE FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $13,880                     $15,850

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,769                       7,010

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $20,649                     $22,860
                                           ====================================



EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $13,880                     $13,550

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,655                       6,890

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $20,535                     $20,440
                                           ====================================

EATON VANCE TAX-MANAGED SMALL-CAP FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $16,880                     $17,960

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,769                       7,010

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $23,649                     $24,970
                                           ====================================


EATON VANCE TAX MANAGED EQUITY ASSET ALLOCATION FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $51,880                     $51,835

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                18,050                      18,690

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $69,930                     $70,525
                                           ====================================


EATON VANCE HIGH INCOME OPPORTUNITIES FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $13,780                     $14,850

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,541                       6,770

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $20,321                     $21,620
                                           ====================================



EATON VANCE FLOATING-RATE FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $13,530                     $14,600

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,769                       7,010

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $20,299                     $21,610
                                           ====================================

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $  13,530                   $14,600

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                6,769                       7,010

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $20,299                     $21,610
                                           ====================================



EATON VANCE STRATEGIC INCOME FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $30,000                     $32,085

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                19,000                      19,670

All Other Fees(3)                          0                           504
                                           ------------------------------------

Total                                      $49,000                     $52,259
                                           ====================================



EATON VANCE GLOBAL MACRO FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $18,000                     $19,665

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                10,000                      10,350

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $28,000                     $30,015
                                           ====================================


EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $10,500                     $11,905

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                8,500                       8,800

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $19,000                     $20,705
                                           ====================================



EATON VANCE INTERNATIONAL INCOME FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $10,500                     $11,905

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                8,500                       8,800

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $19,000                     $20,705
                                           ====================================



EATON VANCE LOW DURATION FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $24,000                     $25,875

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                12,000                      12,420

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $36,000                     $38,295
                                           ====================================


EATON VANCE GOVERNMENT OBLIGATIONS FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $24,000                     $25,875

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                11,000                      11,390

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $35,000                     $37,265
                                           ====================================



EATON VANCE DIVERSIFIED INCOME FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $20,000                     $19,665

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                15,000                      16,530

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $35,000                     $36,195
                                           ====================================



EATON VANCE FLOATING-RATE ADVANTAGE FUND

PERIOD ENDED                               10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $17,585

Audit-Related Fees(1)                      0

Tax Fees(2)                                20,000

All Other Fees(3)                          0
                                           ------------------------------------

Total                                      $37,585
                                           ====================================


EATON VANCE LARGE-CAP CORE RESEARCH FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $25,000                     $24,835

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                7,800                       8,080

All Other Fees(3)                          0                           5
                                           ------------------------------------

Total                                      $32,800                     $32,920
                                           ====================================

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $49,980                     $51,315

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                9,957                       10,310

All Other Fees(3)                          0                           194
                                           ------------------------------------

Total                                      $59,937                      $61,819
                                           ====================================


EATON VANCE DIVIDEND INCOME FUND

FISCAL YEARS ENDED                         10/31/07                     10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $12,750                     $13,690

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                8,280                       8,570

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $21,030                     $22,260
                                           ====================================


EATON VANCE INTERNATIONAL EQUITY FUND

FISCAL YEARS ENDED                         10/31/07                    10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 $12,750                     $13,690

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                8,280                       8,570

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      $21,030                     $22,260
                                           ====================================



EATON VANCE STRUCTURED EMERGING MARKETS FUND

FISCAL YEARS ENDED                         0/31/07                     10/31/08
-------------------------------------------------------------------------------

Audit Fees                                 70,000                      $71,415

Audit-Related Fees(1)                      0                           0

Tax Fees(2)                                11,000                      11,390

All Other Fees(3)                          0                           0
                                           ------------------------------------

Total                                      81,000                      $82,805
                                           ====================================


EATON VANCE CASH MANAGEMENT FUND

-------------------------------------------------------------------------------
FISCAL YEARS ENDED              12/31/2006    1/1/2007- 10/31/2007   10/31/2008
-------------------------------------------------------------------------------

 Audit Fees                     $11,900       $15,000                $16,555

 Audit-Related fees(1)          $0            $0                     $0

 Tax Fees(2)                    $5,875        $5,800                 $6,010

 All Other Fees(3)              $0            $0                     $0

                                -----------------------------------------------

  Total                         $17,775       $20,800                $22,565
                                ===============================================



EATON VANCE MONEY MARKET FUND

-------------------------------------------------------------------------------

FISCAL YEARS ENDED              12/31/2006    1/1/2007- 10/31/2007   10/31/2008
-------------------------------------------------------------------------------

 Audit Fees                     $11,900       $15,000                $ 16,555

 Audit-Related fees(1)          0             0                      $0

 Tax Fees(2)                    $5,875        $5,800                 $6,010

 All Other Fees(3)              0             0                      $0

                                -----------------------------------------------

  Total                         $17,775       $20,800                $22,565
                                ===============================================


(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series' respective principal accountant for the last two fiscal years of each Series. For certain Series, Pricewaterhouse Coopers was the principal accountant for the fiscal years ended 2006. During the fiscal years ended 2007, Pricewaterhouse Coopers was replaced by D&T.

FISCAL YEARS
ENDED                    12/31/06                    10/31/07                    12/31/07                    10/31/08

                    PWC           D&T           PWC           D&T           PWC           D&T           PWC           D&T
-------------------------------------------------------------------------------------------------------------------------------

AUDIT FEES      $74,200          $ 22,670       $0          $43,070         $ 0           $ 0           $ 0            $939,405

AUDIT-RELATED         0                 0        0                0           0             0             0                   0
FEES(1)

TAX FEES(2)     $31,500          $11,550         0              $ 0         $ 0           $ 0             0            $309,560


ALL OTHER             0                0         0                0           0            0              0              58,322
FEES(3)
                ---------------------------------------------------------------------------------------------------------------

TOTAL           $105,700         $34,220        $0          $62,360         $ 0           $ 0           $ 0          $1,307,287
                ===============================================================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.


During the Funds' fiscal years ended October 31, 2007 and October 31, 2008, the Fund was billed $35,000 and $40,000 by PwC and D&T, respectively, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series' respective principal accountant for the last 2 fiscal years of each Series. For the fiscal years ended 2006, for certain Series, Pricewaterhouse Coopers was replaced by D&T.

FISCAL YEARS
ENDED                    12/31/06                    10/31/07                    12/31/07                    10/31/08

                    PWC           D&T           PWC           D&T           PWC           D&T           PWC           D&T
-------------------------------------------------------------------------------------------------------------------------------

REGISTRANT(1)    $31,500         $11,550       $ 0          $19,290         $ 0           $ 0           $ 0            $367,882

EATON            $83,416         $42,100       $68,486      $72,100         $ 0           $ 0           $125,781       $317,301
VANCE(2)

(1) Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were "feeder" funds in a "master-feeder" fund structure or funds of funds.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds (if applicable).

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No Material Changes.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
------------------------------

By: /s/ Thomas E. Faust Jr.
    -----------------------
    Thomas E. Faust Jr.
    President


Date: December 15, 2008
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Barbara E. Campbell
    -----------------------
    Barbara E. Campbell
    Treasurer


Date: December 15, 2008
      -----------------

By: /s/ Thomas E. Faust Jr.
    -----------------------
    Thomas E. Faust Jr.
    President


Date: December 15, 2008
      -----------------